File Nos. 333-116594
                                                                       811-8890
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
     Pre-Effective Amendment No.                                           [ ]
     Post-Effective Amendment No. 1                                        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

     Amendment No. 28                                                      [X]
                        (Check appropriate box or boxes.)

     LPLA  Separate  Account  One
     ----------------------------
     (Exact  Name  of  Registrant)

     Fidelity Security Life Insurance Company
     ------------------------------------------
     (Name  of  Depositor)

     3130 Broadway, Kansas City, MO                                  64111-2406
     ---------------------------------------------------             -----------
     (Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code           (800) 648-8624

     Name  and  Address  of  Agent  for  Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, MO 64111-2406
          (800) 648-8624

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866



It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on ________________pursuant to paragraph (b) of Rule 485
__X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered:
   Individual Variable Annuity Contracts



                 CROSS REFERENCE SHEET
                (required by Rule 495)

Item No.                                               Location
--------                                       -------------------------

          PART A

Item 1.   Cover Page                           Cover Page

Item 2.   Definitions                          Definitions of Terms Used in
                                               this Prospectus

Item 3.   Synopsis                             Summary

Item 4.   Condensed Financial Information      Appendix A

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies   Fidelity; The Separate
                                               Account; Investment
                                               Options

Item 6.   Deductions and Expenses              Expenses

Item 7.   General Description of Variable
          Annuity Contracts                    The Deferred Variable
                                               Annuity Contract

Item 8.   Annuity Period                       Annuity Payments (The Annuity
                                               Period)

Item 9.   Death Benefit                        Death Benefit

Item 10.  Purchases and Contract Value         How to Purchase the Contracts

Item 11.  Redemptions                          Withdrawals

Item 12.  Taxes                                Taxes

Item 13.  Legal Proceedings                    Not Applicable

Item 14.  Table of Contents of the Statement
          of Additional Information            Table of Contents of the
                                               Statement of Additional
                                               Information

          PART B

Item 15.  Cover Page                           Cover Page

Item 16.  Table of Contents                    Table of Contents

Item 17.  General Information and History      Company

Item 18.  Services                             Not Applicable

Item 19.  Purchase of Securities Being
          Offered.                             Not Applicable

Item 20.  Underwriters                         Distributor

Item 21.  Calculation of Performance Data      Performance Information

Item 22.  Annuity Payments                     Annuity Provisions

Item 23.  Financial Statements                 Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------

                                     PART A

                                   [FSL LOGO]

                            LPLA SEPARATE ACCOUNT ONE
                                    SERIES 2
                                VARIABLE ANNUITY
                                   PROSPECTUS

                                DECEMBER __, 2005

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                         WITH A FIXED ACCOUNT ISSUED BY
                            LPLA SEPARATE ACCOUNT ONE
                FORMERLY OF LONDON PACIFIC LIFE & ANNUITY COMPANY
              AND NOW OF FIDELITY SECURITY LIFE INSURANCE COMPANY
                                DECEMBER __, 2005

This prospectus describes the individual deferred variable annuity contract with a Fixed Account issued by Fidelity Security Life Insurance Company (Fidelity, or us, ours, or we). The annuity contract has a Fixed Account which offers an interest rate which is guaranteed by Fidelity and the following 10 Investment
Options:

MFS(R) VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock Series
MFS New Discovery Series
MFS Total Return Series
MFS Value Series

On November 7, 2002, shares of certain portfolios of MFS(R) Variable Insurance Trust were substituted for shares of the portfolios of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds High Yield Portfolio
The Universal Institutional Funds International Magnum Portfolio
The Universal Institutional Funds Emerging Markets Equity Portfolio

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares):

Scudder VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the Deferred Variable Annuity Contract.

To learn more about the Deferred Variable Annuity Contract with a Fixed Account, you can obtain a copy of the Statement of Additional information (SAI) dated December __, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, contact us at our Annuity Service Center.

The Contracts:

      -     are not bank deposits

      -     are not federally insured

      -     are not endorsed by any bank or government agency

      -     are not guaranteed and may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at our Annuity Service Center:

      Annuity Administration
      3130 Broadway
      Kansas City, MO 64111-2406
      1-800-648-8624, Ext. 106


                                TABLE OF CONTENTS

DEFINITIONS OF TERMS USED IN THIS PROSPECTUS................................................................

SUMMARY.....................................................................................................

FEE TABLE...................................................................................................

THE DEFERRED VARIABLE ANNUITY CONTRACT......................................................................
  Ownership.................................................................................................
  Assignment................................................................................................
  Modification of the Contract..............................................................................

ANNUITY PAYMENTS (THE ANNUITY PERIOD)
  Annuity Date..............................................................................................
  Annuity Payments..........................................................................................
  Annuity Options...........................................................................................

HOW TO PURCHASE THE CONTRACT
  Contributions.............................................................................................
  Allocation of Contributions...............................................................................
  Free-Look.................................................................................................
  Accumulation Units........................................................................................
  Transfers.................................................................................................
  Market Timing/Disruptive Transfers........................................................................

INVESTMENT OPTIONS..........................................................................................
  MFS(R) Variable Insurance Trust.............................................................................
  The Universal Institutional Funds, Inc. ..................................................................
  Scudder Investments VIT Funds.............................................................................
  Federated Insurance Series................................................................................
  Dollar Cost Averaging Program.............................................................................
  Rebalancing Program.......................................................................................
  Voting Rights.............................................................................................
  Adding, Deleting, or Substituting Investment Options......................................................

PERFORMANCE.................................................................................................

EXPENSES....................................................................................................
  Mortality and Expense Risk Charge.........................................................................
  Administrative Charge.....................................................................................
  Distribution Charge.......................................................................................
  Contract Maintenance Charge...............................................................................
  Transfer Fee..............................................................................................
  Premium Taxes.............................................................................................
  Income Taxes..............................................................................................
  Investment Option Expenses................................................................................

TAXES
  Annuity Contracts in General..............................................................................
  Qualified and Non-Qualified Contracts.....................................................................
  Withdrawals -- Non-Qualified Contracts....................................................................
  Withdrawals -- Qualified Contracts........................................................................
  Taxation of Death Benefits................................................................................
  Required Distributions....................................................................................
  Diversification and Owner Control.........................................................................

WITHDRAWALS.................................................................................................
  Systematic Withdrawal Option..............................................................................
  Suspension of Payments or Transfers.......................................................................

DEATH BENEFIT
  Upon Your Death...........................................................................................
  Death of Annuitant........................................................................................

OTHER INFORMATION
  Fidelity Security Life Insurance Company..................................................................
  The Separate Account......................................................................................
  Distribution..............................................................................................

TABLE OF CONTENTS OF THE SAI................................................................................

APPENDIX.A..................................................................................................


APPENDIX.B..................................................................................................

                  DEFINITIONS OF TERMS USED IN THIS PROSPECTUS

Accumulation Period -- The period of time before the Annuity Date during which you can make Contributions.

Annuity Date -- The date on which Annuity Payments begin.

Annuity Payments -- The series of payments made to you or someone you choose after the Annuity Date.

Annuity Period -- The period of time beginning with the Annuity Date during which we make Annuity Payments.

Annuity Service Center -- The office indicated under Inquiries on the first page of this prospectus to which notices, requests and Contributions must be sent.

Business Day -- Any day the New York Stock Exchange (NYSE) and we are open for business.

Contributions -- The money you invest in the Contract.

Fixed Account -- A segment of our general account which contains all of our assets with the exception of segregated separate account assets.

Investment Option(s) -- Those variable investments available under the Contract.

Non-Qualified Contract -- If you purchase the Contract as an individual and not under an individual retirement annuity, it is referred to as a Non-Qualified Contract.

Owner/Joint Owner -- The person(s) or entity(ies) entitled to ownership rights under the Contract.

Qualified Contract -- If you purchase the Contract under an individual retirement annuity, it is referred to as a Qualified Contract.

Separate Account -- A segregated asset account maintained by us to support the Deferred Variable Annuity Contract and certain other contracts. The Separate Account is LPLA Separate Account One. The Separate Account is divided into sub-accounts.

Written Request -- A request in writing, in a form satisfactory to us, which is received by the Annuity Service Center.

                                     SUMMARY

The sections in this Summary are explained in more detail later in this prospectus.

THE DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the individual deferred variable annuity contract with a Fixed Account (Contract). The Contract is offered by Fidelity. Previously, the Contract had been issued by London Pacific Life & Annuity Company (London Pacific). Pursuant to an assumption reinsurance transaction, Fidelity is the depositor of the Separate Account (see Other Information -- Fidelity Security Life Insurance Company).

The Contract provides for a death benefit and guaranteed payment plans. The Contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The Contract is not designed to serve as a vehicle for frequent trading.

The Contract allows you the choice to invest in our Fixed Account or the 10 Investment Options. The Investment Options are intended to offer a better return than the Fixed Account. However, this is NOT guaranteed. You can also lose your money.

Under the Contract, you are the Owner. If you own a Non-Qualified Contract, you can name a Joint Owner. The Joint Owner must be your spouse.

ANNUITY PAYMENTS

You can receive Annuity Payments from your Contract by selecting one of the available Annuity Options. You can choose to have Annuity Payments come from the Fixed Account or the Investment Options or both. If you choose to have any portion of the payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down depending on the investment performance of the Investment Option(s) you select.

HOW TO PURCHASE THE CONTRACT

The Contract requires an initial Contribution of at least $5,000. If you buy the Contract as an Individual Retirement Annuity (IRA), the initial Contribution must be at least $1,000. AS OF THE DATE OF THIS PROSPECTUS, YOU CAN MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT. You can make additional Contributions of at least $1,000 at any time during the Accumulation Period. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS

You can invest in the following Investment Options:

MFS(R) VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Value Series

On November 7, 2002, shares of certain portfolios of MFS(R) Variable Insurance Trust were substituted for shares of the portfolios of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC:

  The Universal Institutional Funds High Yield Portfolio
  The Universal Institutional Funds International Magnum Portfolio The Universal Institutional Funds Emerging Markets Equity Portfolio

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares):

  Scudder VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES:

      Federated Prime Money Fund II
      Federated Fund for U.S. Government Securities II

Depending on market conditions and the performance of the Investment Options you select, you can make or lose money in any of these Investment Options.

EXPENSES

The Contract has insurance features and investment features and there are costs related to each.

TAXES

Your earnings are not taxed until you take them out. For a Non-Qualified Contract, if you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

DEATH BENEFIT

If you die, a death benefit will be paid to the Beneficiary.

FREE-LOOK

If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If we are required by law to return your Contribution, we will put your money in the Federated Prime Money Fund II during the free-look period.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred
      Sales Charge               None

Transfer Fee (See Note 1)
                                 No charge for first 12 transfers in a Contract year. After that, the fee is the lesser of $20 or 2% of the amount transferred.

1. Fidelity will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is made at the end of the free-look period or with respect to any transfers made pursuant to an approved Dollar Cost Averaging Program or Rebalancing Program.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Investment Option fees and expenses.

CONTRACT MAINTENANCE             $36 per Contract per Contract year
CHARGE (See Note 1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


Mortality and Expense Risk Charge ....................    1.25%
Administrative Charge ................................     .15%
Distribution Charge ..................................     .10%
Total Separate Account                                    ----
  Annual Expenses ....................................    1.50%


1. During the Accumulation Period, Fidelity will not charge the contract maintenance charge if the value of your Contract is at least $50,000 or more. However, if you make a complete withdrawal, Fidelity will charge the contract maintenance charge. During the Annuity Period, the full charge will be deducted regardless of the size of your Contract. In the State of North Dakota, the contract maintenance charge is $30.

The next item shows the minimum and maximum total operating expenses charged by the Investment Options that you may pay periodically during the time that you own the Contract. More details concerning each portfolio's fees and expenses are contained in the prospectuses for the Investment Options.

RANGE OF INVESTMENT OPTION OPERATING EXPENSES


                                   Minimum          Maximum
                                   -------          -------
Total Annual Portfolio
Expenses                            .29%             1.71%

    (expenses that are deducted from a Portfolio's assets, including management fees, shareholder services fees and other expenses)

The table on the following page shows the annual operating expenses for each Investment Option for the year ended December 31, 2004 before and after any applicable contractual expense reimbursements and/or waivers.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH INVESTMENT OPTION (as a percentage of the average daily net assets of a Portfolio)

                                                                                                           Total        Total
                                                          Shareholder                     Expenses         Annual     Net Annual
                                          Management       Services          Other      Waived and/or    Portfolio    Portfolio
                                            Fees              Fee           Expenses     Reimbursed       Expenses     Expenses
                                          ----------      -----------       --------    -------------    ---------    ----------
MFS(R) VARIABLE INSURANCE TRUST
MFS Investors Growth Stock Series (1)       .75%              N/A             .11%          .00%              .86%        .86%
MFS New Discovery Series (1)                .90%              N/A             .11%          .00%             1.01%       1.01%
MFS Total Return Series (1)                 .75%              N/A             .08%          .00%              .83%        .83%
MFS Value Series (1) (2)                    .75%              N/A             .18%          .03%              .93%        .90%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
High Yield Portfolio (3)(4)                 .45%              N/A             .41%          .00%              .86%        .86%
International Magnum Portfolio (3)          .80%              N/A             .45%          .00%             1.25%       1.25%
Emerging Markets Equity Portfolio (3)(4)   1.25%              N/A             .46%          .00%             1.71%       1.71%

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)
Scudder VIT Equity 500 Index Fund (5)       .20%              N/A             .09%          .00%              .29%        .29%

FEDERATED INSURANCE SERIES
Federated Prime Money Fund II (6)(7)(8)     .50%            .25%              .30%          .00%             1.05%       1.05%
Federated Fund for U.S.
  Government Securities II (6)(9)           .60%            .25%              .13%          .00%              .98%        .98%


NOTES TO FEE TABLE

(1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(2) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually with respect to the MFS Value Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(3) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12b-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:


                                  OPERATING                                        TOTAL FUND
                                   EXPENSE      MANAGEMENT    12b-1     OTHER       OPERATING
                                  LIMITATION       FEE         FEE     EXPENSES     EXPENSES
                                  ----------       ---         ---     --------     --------
High Yield Portfolio                0.80%          0.39%       N/A       0.41%       0.80%
International Magnum Portfolio      1.15%          0.70%       N/A       0.45%       1.15%
Emerging Markets Equity Portfolio   1.65%          1.19%       N/A       0.46%       1.65%


(4) Expense information for the High Yield Portfolio and Emerging Markets Equity Portfolio has been restated to reflect current fees in effect as of November 1, 2004. Effective June 1, 2005, the Board of Directors of The Universal Institutional Funds, Inc., approved an amendment to the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the High Yield Portfolio to 0.420% of the portion of the Portfolio's daily net assets not exceeding $500 million. See the fund prospectuses for details of the advisory fee.

(5) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit "Total Annual Portfolio Expenses" to 0.30% of the average daily net assets of the Fund for the one-year period commencing May 1, 2005.

(6) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(7) The percentages shown are based upon expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

      Total Waivers of Fund Expenses......................................0.40%
      Total Actual Annual Fund Operating Expenses (after waivers).........0.65%

      The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended December 31, 2004.

(8) The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended December 31, 2004.

(9) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

      Total Waivers of Fund Expenses......................................0.26%
      Total Actual Annual Fund Operating Expenses (after waivers).........0.72%

      The adviser reimbursed a portion of the management fee. The management fee paid by the Fund (after the reimbursement) was 0.59% for the fiscal year ended December 31, 2004.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Investment Option fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the (a) maximum and (b) minimum fees and expenses of any of the Investment Options. The examples reflect annual Investment Option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable periods (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, regardless of whether you surrender your Contract at the end of the applicable time period, your costs would be:



                   1 year     3 years      5 years     10 years
maximum (a)       $357.64     $1,141.49    $2,025.10   $4,745.07
minimum (b)       $216.16     $  697.09    $1,249.51   $3,003.34



There is an accumulation unit value history (condensed financial information) contained in Appendix A.

THE DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the Individual Deferred Variable Annuity Contract with a Fixed Account (Contract) issued by Fidelity.

An annuity is a contract between you (the Owner) and us (an insurance company) where we promise to pay you (or someone you choose) an income, in the form of Annuity Payments. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax deferral. This means that you are not taxed on the earnings or appreciation on the money in your Contract until you take money out.

You can choose to invest in the 10 Investment Options. Depending on market conditions and the performance of the Investment Option(s) you select, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Option(s) you select. The amount of Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends, in part, on the investment performance of the Investment Option(s) you select for the Annuity Period.

The Contract also offers you a Fixed Account. The Fixed Account offers an interest rate that's guaranteed by Fidelity. If you select the Fixed Account, your money will be placed with the other general assets of Fidelity.

OWNERSHIP

OWNER -- Under the Contract you are the Owner. You name an Annuitant. You may change Owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by us prior to the time it was received.

If the Contract is Non-Qualified and is owned by a non-natural person (for example, a corporation) it is not treated as an annuity contract for tax purposes. This means that income on the Contract is treated as ordinary income received by the Owner during the taxable year. You should seek tax advice before you buy the Contract if it is going to be owned by a trust or other non-natural person.

A Non-Qualified Contract may be owned by Joint Owners. Any Joint Owner must be your spouse. When either Owner dies, the surviving Joint Owner will be the primary Beneficiary. We will treat any other designated Beneficiary as a contingent Beneficiary unless you specify otherwise in a Written Request.

Unless you tell us otherwise, if there are Joint Owners all transactions will require both signatures except for telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

ANNUITANT -- The Annuitant is the person on whose life we base Annuity Payments. You designate the Annuitant when the Contract is issued. You can change the Annuitant at any time before the Annuity Date. The Annuitant may not be changed in a Contract that is owned by a non-natural person. Any change of Annuitant is subject to our underwriting rules which are in effect at the time.

BENEFICIARY -- The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change must be made by Written Request. The change will take effect as of the date the Written Request is signed. Fidelity will not be liable for any payment made or action it takes before the change is recorded.

ASSIGNMENT


You can assign (transfer ownership) the Contract at any time during your lifetime. You must send a Written Request to our Annuity Service Center specifying the terms of the assignment. Fidelity will not be liable for any payment or other action it takes in accordance with the Contract until it receives notice of the assignment. Any assignment made after the death benefit has become payable will only be valid with Fidelity's consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

MODIFICATION OF THE CONTRACT

The Contract may be modified in order to comply with applicable state and federal law. A Contract may be changed or altered only by the President or Vice President and the Secretary of Fidelity. Any change must be in writing.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

ANNUITY DATE

You can receive regular Annuity Payments from your Contract. You will receive the payments unless you choose someone else to receive them. The day on which those payments begin is called the Annuity Date. The Annuity Date must be the first day of a calendar month and must be at least one month after we issue your Contract. The Annuity Date may not be later than when the Annuitant reaches age 85 or 10 years after we issue your Contract if you are age 75 or older on the day your Contract is issued. You can change the Annuity Date by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

ANNUITY PAYMENTS

During the Annuity Period, you have the same investment choices you had just before the start of the Annuity Period. During the Annuity Period, payments can come from the Investment Options you have selected (meaning they are variable Annuity Payments) or from the Fixed Account (meaning they are fixed Annuity Payments). You must select if you want variable Annuity Payments or fixed Annuity Payments or a combination of both no later than 15 days before the Annuity Date. If you do not instruct us, your payments will be variable Annuity Payments.

Annuity Payments are made monthly. If the Annuity Payment would be or become less than $200 ($100 if a combination fixed and variable annuity is selected), we will reduce the frequency of the Annuity Payments to an interval which will result in each payment being at least $200 ($100 if a combination fixed and variable annuity is selected).

If you choose to have any portion of your Annuity Payments come from the Investment Options, the dollar amount of your payments will depend on the following:

      (1)   the value of your Contract in the Investment Option on the Annuity
            Date;

      (2)   the 4% assumed investment rate used in the Contract;

      (3)   the performance of the Investment Option(s) you select;

      (4)   the Annuity Option you select; and

      (5) the age of the Annuitant and any joint Annuitant with respect to certain Annuity Options.

If the actual performance exceeds the 4% assumed investment rate, your Annuity Payments will increase. Likewise, if the actual investment rate is less than 4%, your Annuity Payments will decrease.

The SAI contains a description of how Annuity Payments and Annuity Unit values are calculated.

ANNUITY OPTIONS

You can choose among income plans. We call them Annuity Options. We ask you to choose an Annuity Option when you buy the Contract. Prior to the Annuity Date you may change the Annuity Option by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

You can choose one of the following Annuity Options or any other Annuity Option acceptable to us.

OPTION A. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. After the Annuitant dies, we stop making Annuity Payments.

OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 120 MONTHS. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. If the Beneficiary does not want payments to continue for the rest of the period certain, he or she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

OPTION C. JOINT & SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant and the Joint Annuitant are alive. After the first Annuitant dies and during the lifetime of the surviving Annuitant, we will continue making Annuity Payments at 66 2/3%. After the surviving Annuitant dies, we will stop making Annuity Payments.

OPTION D. PAYMENT FOR A PERIOD CERTAIN. Under this option, we will make monthly Annuity Payments for a fixed period of years. The period must be at least 10 years and cannot be more than 30 years. If you do not want to continue to receive payments for the rest of the selected period, you may elect to have the present value of the remaining payments commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

HOW TO PURCHASE THE CONTRACT

CONTRIBUTIONS

Contributions are the money you give us to buy the Contract. The minimum we will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as part of an IRA (individual retirement annuity), the minimum we will accept is $1,000. You can make additional Contributions of $1,000 ($100 if the periodic investment plan option is elected). AS OF THE DATE OF THIS PROSPECTUS, YOU CAN MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT. The maximum Contributions we will accept without our prior approval are $1,000,000 except if you are 75 years old when you buy the Contract in which case the maximum is $500,000. We reserve the right to reject any Contribution or Contract.


ALLOCATION OF CONTRIBUTIONS

When you purchase the Contract, we will allocate your Contribution to the Investment Option(s) you have selected. Unless you instruct us otherwise, subsequent Contributions will be allocated in the same manner as the initial Contribution. Your allocations must be in whole numbers with a minimum allocation of 10% of each Contribution or transfer (unless the Contribution is being made pursuant to an approved Dollar Cost Averaging Program). Under certain circumstances we will allocate your initial Contribution to the Federated Prime Money Fund II until the end of the free-look period.

Once we receive your Contribution and the necessary information and they are deemed to be in good order, we will issue you a Contract and allocate your Contribution within 2 business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Contributions, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

FREE-LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If you have purchased the Contract as an individual retirement annuity or in certain states, we are required to return your Contribution. If that is the case, we will put your money in the Federated Prime Money Fund II for 15 days after we allocate your Contribution (or whatever period is required in your state) and refund the greater of your Contribution or the value of your Contract.


ACCUMULATION UNITS

The value of your Contract allocated to the Investment Options will go up or down depending upon the investment performance of the Investment Option(s) you select. In order to keep track of the value of your Contract, we use a unit of measure we call an accumulation unit. During the Annuity Period, we call it an annuity unit. The difference between accumulation unit values and annuity unit values is the assumed investment rate factor raised to the power equal to the number of years since the initial accumulation unit values were set.

Every Business Day we determine the value of an accumulation unit for each Investment Option. We do this by:

      1. determining the total amount of money invested in the particular Investment Option;

      2. subtracting from that amount the mortality and expense risk charge, the administrative charge and the distribution charge; and

      3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make your Contribution to the Contract, we will credit your Contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the Contribution allocated to an Investment Option by the value of the accumulation unit for that Investment Option.

Fidelity calculates that value of an accumulation unit for each Investment Option after the New York Stock Exchange (NYSE) closes each day and then credits your Contract.

EXAMPLE:

On Wednesday we receive an additional Contribution from you of $4,000. You have instructed us to allocate it to the MFS Value Series. When the New York Stock Exchanges closes on that Wednesday, we determine that the value of an accumulation unit for the MFS Value Series is $12.50. We then divide $4,000 by $12.50 and credit your Contract with 320 accumulation units for the MFS Value Series on that Wednesday night.

TRANSFERS

You can make transfers among the Investment Options and the Fixed Account before the Annuity Date.

The minimum amount which you can transfer is $500 from one or more Investment Options or the Fixed Account or your entire interest in the Investment Option or Fixed Account, if less. The minimum which must remain in an Investment Option or Fixed Account after a transfer is $500 for each Investment Option or Fixed Account, or $0 if the entire interest in the Investment Option or Fixed Account is transferred.

During the Annuity Period you may make a transfer from one or more of the Investment Options to the Fixed Account once a Contract year. You may not make a transfer from the Fixed Account to the Investment Options during the Annuity Period.

If you make more than 12 transfers in a year, a transfer fee may be assessed.

Telephone transfers can be made pursuant to a Written Request. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we fail to use such procedures, we may be liable for losses due to fraudulent or unauthorized instructions. We reserve the right to modify or terminate telephone transfer privileges.

Fidelity reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

MARKET TIMING/DISRUPTIVE TRANSFERS

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are Investment Options for the Contract is designed for short-term investing. We do not accommodate investors that engage in market timing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-advisor's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the Contract.

Fidelity has adopted policies and procedures to detect and deter market timing activities. If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers (but have the discretion not to take these actions) including, but not limited to:

o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

o    restricting transfers into and out of certain Investment Options.

We attempt to detect disruptive market timing activities by monitoring variable annuity activity and reviewing transfer activity for repetitive transactions. We define "repetitive transactions" as a transaction which occurs more than one time per month on a given annuity contract. If any market timing/frequent trading activity is suspected, the transaction will be further investigated. We will investigate irregular trading patterns. Fidelity intends to enforce the variable annuity contract limits on free transfers unless additional transfers are approved by Fidelity.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or extreme market volatility where to impose such policies and procedures would cause economic hardship to Contract Owners.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that Fidelity has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract Owners and other persons with interests in the Contracts should be aware that Fidelity may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this Contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified. If market timing activity is not detected and deterred, Contract Owners may experience the adverse effects of market timing.

INVESTMENT OPTIONS

The following Investment Options are available. Additional Investment Options may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ACCOMPANY THIS PROSPECTUS. CERTAIN INVESTMENT OPTIONS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. The funds may offer various classes of shares, each of which has a different level of expenses. The accompanying fund prospectuses may provide information for share classes that are not available through the Contract. When you consult the fund prospectuses, you should be careful to refer only to the information regarding the class shares that is available through your Contract.

The investment objectives and policies of certain Investment Options are similar to the investment objectives of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers.

A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Variable Insurance Trust is a trust comprised of sixteen series, four of which are available under the Contract. Massachusetts Financial Services Company is the investment adviser to the series. The following Investment Options are available under the Contract:

      MFS Investors Growth Stock Series
      MFS New Discovery Series
      MFS Total Return Series
      MFS Value Series

On November 7, 2002, shares of certain portfolios of MFS(R) Variable Insurance Trust were substituted for shares of the portfolios of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC

The Universal Institutional Funds, Inc. is a mutual fund with sixteen active portfolios, three of which are available under the Contract. Morgan Stanley Investment Management Inc. is the investment adviser to the portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisors for the International Magnum Portfolio on a day-to-day basis. The following Investment Options are available under the Contract:

   High Yield Portfolio
   International Magnum Portfolio
   Emerging Markets Equity Portfolio

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)

Scudder Investments VIT Funds is a trust with multiple series of funds, one of which is available under the Contract. Deutsche Asset Management, Inc. is the investment advisor of the Fund. Northern Trust Investments, N.A. acts as investment sub-advisor of the Fund. The following Investment Option is available under the Contract:

   Scudder VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, two of which are available under the Contract. Federated Investment Management Company is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Investment Options are available under the Contract:

      Federated Prime Money Fund II
      Federated Fund for U.S. Government Securities II

Shares of the portfolios may be offered in connection with certain variable annuity contract and variable life insurance policies of various life insurance companies which may or may not be affiliated with Fidelity. Certain portfolios may also be sold directly to qualified plans. The portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

We may perform certain shareholder services and other administrative functions on behalf of the Investment Options or their investment advisers, distributors and/or affiliates. We may receive revenues from the Investment Options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account we have. These percentages differ; some Investment Options, investment advisers, distributors and/or affiliates pay us a greater percentage than others. The amount of the compensation is not deducted from fund assets and does not decrease the fund's investment return. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.


DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program is a program, which if elected, permits you to systematically transfer amounts monthly, quarterly, semi-annually or annually from the Federated Prime Money Fund II, the Federated Fund for U.S. Government Securities II, the Universal Institutional Funds High Yield Portfolio or the Fixed Account to one or more of the other Investment Options. Transfers to the Fixed Account are not permitted. To participate in the program, the value of your Contract must be at least $20,000. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must participate in Dollar Cost Averaging for at least 12 months. There is no current charge for Dollar Cost Averaging. However, we reserve the right to charge for it in the future. Transfers under this program will take place on the date you request to participate in the program and anniversaries of that date.

Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining the transfer fee.

We reserve the right at any time and without prior notice to any party, to terminate, suspend or modify the Dollar Cost Averaging Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected Investment Option(s) regardless of fluctuating price levels of the Investment Options(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

You may use an asset allocation model at the time you purchase the Contract to help you establish your initial investment allocations. If you do, you may rebalance your investments monthly to maintain the allocation in the model.

Rebalancing provides for periodic automatic transfers among the Investment Options. Any amounts in the Fixed Account will not be transferred as part of this program.

Transfers made pursuant to the Rebalancing Program are not taken into account in determining the transfer fee.

VOTING RIGHTS

Fidelity is the legal owner of the Investment Option shares. However, Fidelity believes that when an Investment Option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Fidelity owns on its own behalf. Should Fidelity determine that it is no longer required to comply with the above, it will vote the shares in its own right.

ADDING, DELETING, OR SUBSTITUTING INVESTMENT OPTIONS

We do not control the funds, so we cannot guarantee that any of the Investment Options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any Investment Option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any Investment Option, if the shares of the Investment Option are no longer available for investment or if, in our judgment, investment in any Investment Option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an Investment Option is eliminated, we will ask you to reallocate any amount in the eliminated Investment Option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the Contract to reflect the substitution or change.

PERFORMANCE

Fidelity  may  advertise   performance  of  the  various   Investment   Options.
Performance information of an Investment Option is based on past performance only and is no indication of future performance.

Fidelity will calculate performance by determining the percentage change in an Investment Option by dividing the increase (decrease) for the Option by the value of the Investment Option at the beginning of the period. The performance number will reflect the expenses of the Investment Option and the deduction of the mortality and expense risk charge, the administrative charge, the distribution charge and any applicable contract maintenance charge. Fidelity may also advertise performance information which is computed on a different basis. In that case, any advertisement will also include average annual total return figures which reflect the deduction of all fees and charges.

Future performance will vary and the results which may be shown are not necessarily representative of future results.

EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. Fidelity may use any profits it makes from this charge to pay for the costs of distributing the Contract

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the Contract. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

DISTRIBUTION CHARGE. This charge is equal, on an annual basis, to .10% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge compensates Fidelity for the costs associated with the distribution of the Contract.

CONTRACT MAINTENANCE CHARGE. On each anniversary of the date when your Contract was issued, Fidelity deducts $36 ($30 in the state of North Dakota) from your Contract as a contract maintenance charge. This charge is for administrative expenses. This charge cannot be increased.

Fidelity will not deduct this charge during the Accumulation Period if, when the deduction is to be made, the value of your Contract is $50,000 or more. If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. The contract maintenance charge is deducted pro-rata from the Investment Options and the Fixed Account (except in South Carolina, Texas and Washington, the charge is only deducted from the Investment Options).

After the Annuity Date, the charge will be collected monthly out of each Annuity Payment regardless of the size of the Contract.

TRANSFER FEE. You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $20 for each transfer thereafter or 2% of the amount transferred (whichever is less). The transfer fee will be deducted from the Investment Option or the Fixed Account from which the transfer is made. If your entire interest in the Investment Option or the Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred. If the transfer is made from more than one Investment Option or the Fixed Account, the transfer fee will be deducted pro-rata from each Investment Option or the Fixed Account from which a transfer is made.

Any transfers made pursuant to the Dollar Cost Averaging or Rebalancing Programs will not count in determining the transfer fee. A transfer at the end of the free-look period will also not count in determining the transfer fee.

PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. For those states that assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the Contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the Contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

INCOME TAXES. Fidelity will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES. There are deductions from and expenses paid out of the assets of the various Investment Options, which are described in the fund prospectuses.

TAXES

NOTE: Fidelity has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Fidelity has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (qualified or non-qualified) (see following sections).

You, as the owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Contribution and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Contributions are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity (IRA), your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an IRA, your Contract is referred to as a Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Non-Qualified Contract, the Code treats such a withdrawal as first coming from earnings and then from your Contribution. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      (1)   paid on or after the taxpayer reaches age 59 1/2;

      (2)   paid after you die;

      (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

      (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      (5)   paid under an immediate annuity: or

      (6)   which come from purchase payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.


WITHDRAWALS -- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Contributions to the after-tax Contributions in your Contract. If all of your Contributions were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      (1)   paid on or after you reach age 59 1/2;

      (2)   paid after you die;

      (3) paid if you become totally disabled (as that term is defined in the Code);

      (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      (5) paid for certain allowable medical expenses (as defined in the Code);

      (6)   paid on account of an IRS levy upon the Qualified Contract;

      (7)   paid from an IRA for medical insurance (as defined in the Code);

      (8)   paid from an IRA for qualified higher education expenses; or

      (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

We have provided a more complete discussion in the Statement of Additional Information.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments (contributions) or contract value. The Contract offers death benefits which may exceed the greater of purchase payments (Contributions) or Contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth
IRAs) which may result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

REQUIRED DISTRIBUTIONS

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service (IRS) has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Fidelity believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Fidelity reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

WITHDRAWALS

At any time during the Accumulation Period, you may make a partial or total withdrawal from your Contract by Written Request (in the state of Washing-ton, you can also make a withdrawal on the Annuity Date). Unless you tell us otherwise, withdrawals will be made from the Investment Options. The withdrawal will be made pro-rata from the Investment Options (unless you tell us otherwise).

Each partial withdrawal must be for at least $500 (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). We require that after you make a partial withdrawal, $2,000 must remain in your Contract (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). We also require that after a partial withdrawal, at least $500 must remain in an Investment Option or the Fixed Account.

When you make a withdrawal, you will receive the value of your Contract, less any premium tax and less any contract maintenance charge. We will pay the amount of any withdrawal within 7 days of your request unless the suspension of payments or transfer provision is in effect (see below).

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL OPTION

You may use the Systematic Withdrawal Option to pre-authorize automatic withdrawals. You may participate in this option if the value of your Contract is at least $20,000 on the day you request this option. Withdrawals can be made monthly, quarterly, semi-annually or annually. The minimum amount you can withdraw is $100 each payment. The standard date of the month for withdrawals is the date you request to enroll in this option. You can specify a different date. You can stop withdrawals with 30 days' written notice to us.

Under the systematic withdrawal option, you can withdraw up to 10% of the unliquidated Contributions as of the immediately preceding Contract anniversary or, if during the first Contract year, as of the date your Contract is issued.

We do not currently charge for systematic withdrawals. We reserve the right to charge for this option in the future.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SUSPENSION OF PAYMENTS OR TRANSFERS

Fidelity may be required to suspend or postpone payments for surrenders or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or Fidelity cannot reasonably value the shares of the Investment Options; or

      4. during any other period when the Securities and Exchange Commission by order, so permits for the protection of Owners.

Fidelity reserves the right to postpone payment for a withdrawal or transfer from the Fixed Account for a period of up to 6 months.

DEATH BENEFIT

UPON YOUR DEATH

If you or any Joint Owner die before the Annuity Date, Fidelity will pay your Beneficiary a death benefit. Upon the death of the Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The amount of the death benefit depends on how old the Owner or Joint Owner is.

Prior to the Owner or oldest Joint Owner reaching age 80, the death benefit will be the greater of:

      1. the adjusted Contribution, (which means your initial Contribution, plus any subsequent Contributions less any subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal); or

      2. the value of your Contract as of the day Fidelity receives at its Annuity Service Center both proof of death and a payment method election; or

      3. the value of your Contract on the most recent seventh year Contract anniversary or the adjusted Contributions as of the most recent seventh year Contract anniversary, whichever is greater. This amount is increased for subsequent Contributions and is reduced for subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal.

After the Owner or the oldest Joint Owner reaches age 80, the death benefit will be the value of the Contract as of the day we receive both proof of death and an election of the payment method.

In certain states, the death benefit will be the value of your Contract as of the day Fidelity receives proof of death and an election of the payment method.

See Appendix B for examples of how the death benefit is calculated.

The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. In the event of the death of the Owner who is not an Annuitant, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his/her own name at the then current Contract value. Payment to the Beneficiary, other than a single lump sum, can only be elected during the 60 day period beginning with the date of receipt of proof of death.

If you or a Joint Owner (who is not the Annuitant) die during the Annuity Period, any remaining Annuity Payments will continue at least as rapidly as under the method of distribution in effect at the Owner's death. Upon the death of the Owner during the Annuity Period, the beneficiary becomes the Owner.

DEATH OF ANNUITANT

Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, you may designate a new Annuitant subject to our underwriting rules then in effect. If you do not designate a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. If the Owner is a non-natural person, the death or change of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

OTHER INFORMATION

FIDELITY SECURITY LIFE INSURANCE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri Corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual). Prior to August 27, 2004, London Pacific was the depositor of the Separate Account.

THE SEPARATE ACCOUNT

London Pacific established a separate account known as LPLA Separate Account One (Separate Account) to hold the assets that underlie the Contracts. On August 27, 2004, Fidelity became the depositor. The Board of Directors of London Pacific adopted a resolution to establish the Separate Account under North Carolina insurance law on November 21, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Fidelity's name on behalf of the Separate Account and legally belong to Fidelity. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Fidelity may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts without regard to income, gains or losses from any other contracts we may issue.

DISTRIBUTION

National Pension and Group Consultants, Inc. (NPGC) serves as the distributor of the Contracts. NPGC is located at 3130 Broadway, Kansas City, Missouri 64111-2406. Prior to August 27, 2004, London Pacific Securities, Inc. was the distributor of the Contracts. Currently, there are no new sales of the Contracts.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

For further information about the Contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us to obtain it.

      The Table of Contents of this Statement is as follows:

      Company
      Independent Registered Public Accounting Firm
      Legal Opinions
      Distributor
      Yield Calculation for the Federated Prime Money Fund II Sub-Account Performance Information
      Federal Tax Status
      Annuity Provisions
      Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The financial statements of Fidelity Security and the Separate Account may be found in the Statement of Additional Information. The table below gives per accumulation unit information about the financial history of each sub-account of the Separate Account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.




                                                                                 Year or
                                                Year Ended        Year Ended      Period Ended  Year Ended
Sub-Account                                      12/31/04          12/31/03        12/31/02*      12/31/01
-------------                                  ------------        ---------       ---------      ------------


Harris Associates Value
Unit Value at beginning of period                 N/A                N/A             N/A           $17.06
Unit value at end of period                       N/A                N/A             N/A           $20.13
No. of units outstanding
   at end of period                               N/A                N/A             N/A          410,863


MFS Total Return
Unit Value at beginning of period                 N/A                N/A             N/A           $16.76
Unit value at end of period                       N/A                N/A             N/A           $16.61
No. of units outstanding
   at end of period                               N/A                N/A             N/A          745,942

Strong Growth
Unit Value at beginning of period                 N/A                N/A             N/A           $30.67
Unit value at end of period                       N/A                N/A             N/A           $21.22
No. of units outstanding
   at end of period                               N/A                N/A             N/A          336,021


RS Diversified Growth
Unit Value at beginning of period                 N/A                N/A             N/A           $21.52
Unit value at end of period                       N/A                N/A             N/A           $22.97
No. of units outstanding
   at end of period                               N/A                N/A             N/A          391,697

LPA Core Equity
Unit Value at beginning of period                 N/A                N/A             N/A           $16.11
Unit value at end of period                       N/A                N/A             N/A           $15.59
No. of units outstanding
   at end of period                               N/A                N/A             N/A          513,817

LPA Global Leaders
Unit Value at beginning
   of period (5/11/99)                            N/A                N/A             N/A           $ 9.47
Unit value at end of period                       N/A                N/A             N/A           $ 7.74
No. of units outstanding
   at end of period                               N/A                N/A             N/A                0

MFS Investors Growth Stock
Unit value at beginning of period               $11.46             $ 9.46           $10.00 (11/10/02)  N/A
Unit value at end of period                     $12.32             $11.46           $ 9.47             N/A
No. of units outstanding at end of period      132,024            186,413          282,573             N/A


MFS New Discovery
Unit value at beginning of period               $12.74             $ 9.67           $10.00 (11/10/02)  N/A
Unit value at end of period                     $13.37             $12.74           $ 9.67             N/A
No. of units outstanding at end of period      110,878            147,817          217,245             N/A


MFS Total Return
Unit value at beginning of period               $11.49             $10.02          $10.00 (11/10/02)   N/A
Unit value at end of period                     $12.60             $11.49          $10.02              N/A
No. of units outstanding at end of period      400,596            556,302         745,766              N/A


MFS Value
Unit value at beginning of period              $12.20             $ 9.91           $10.00 (11/10/02)   N/A
Unit value at end of period                    $13.84             $12.20           $ 9.91              N/A
No. of units outstanding at end of period     250,930            357,866          552,404              N/A


The Universal Institutional Funds
  High Yield
Unit value at beginning of period (5/4/98)     $ 9.85             $ 7.95           $ 8.70              $9.28
Unit value at end of period                    $10.62             $ 9.85           $ 7.95              $8.70
No. of units outstanding at end of period      21,520             26,741           30,841              58,552

The Universal Institutional Funds
International Magnum
Unit value at beginning of period (5/4/98)     $ 7.91             $ 6.30           $ 7.69              $ 9.67
Unit value at end of period                    $ 9.15             $ 7.91           $ 6.30              $ 7.69
No. of units outstanding at end of period      49,629             66,450           99,074             202,647

The Universal Institutional Funds
Emerging Markets Equity
Unit value at beginning of period (5/4/98)     $ 9.83             $ 6.67           $ 7.43              $ 7.99
Unit value at end of period                    $11.92             $ 9.83           $ 6.67              $ 7.43
No. of units outstanding at end of period      21,166             24,602           36,274              75,235

Scudder VIT Equity 500 Index
(formerly, Deutsche VIT
   Equity 500 Index)
Unit value at beginning of period (5/4/98)     $ 9.70             $ 7.68           $10.04              $11.27
Unit value at end of period                    $10.56             $ 9.70           $ 7.68              $10.04
No. of units outstanding at end of period      67,290            113,620          146,479             257,298

Federated Prime Money Fund II
Unit value at beginning of period (1/14/99)    $ 1.09             $ 1.10          $ 1.10               $ 1.07
Unit value at end of period                    $ 1.08             $ 1.09          $ 1.10               $ 1.10
No. of units outstanding at end of period     246,677            362,197         622,998            2,578,289

Federated Fund for U.S. Government
Securities II
Unit value at beginning of period (1/14/99)    $12.21             $12.11          $11.27               $10.77
Unit value at end of period                    $12.46             $12.21          $12.11               $11.27
No. of units outstanding at end of period      32,539             54,624          86,137              155,666





                                                                                                               Period From
                                                                        Year Ended                            Commencement
                                                                                                              Of Operations
Sub-Account                                  12-31-00           12-31-99            12-31-98       12-31-97   To 12-31-96
-----------                                  --------           --------            --------       --------   -----------

Harris Associates Value
Unit Value at beginning of period             $15.97              $15.50            $15.08         $12.12         $10.00
Unit value at end of period                   $17.42              $15.97            $15.50         $15.08         $12.12
No. of units outstanding
   at end of period                          376,383             409,315           458,166        225,262          50,583


MFS Total Return
Unit Value at beginning of period             $14.74              $14.56            $13.20         $11.03          $10.00
Unit value at end of period                   $16.86              $14.74            $14.36         $13.20          $11.03
No. of units outstanding
   at end of period                          771,648             890,754           798,518        443,010          82,279

Strong Growth
Unit Value at beginning of period              $36.09              $20.16            $15.72         $12.62         $10.00
Unit value at end of period                    $33.02              $36.09            $20.16         $15.72         $12.62
No. of units outstanding
   at end of period                           382,743             384,340           324,168        169,389         44,555

RS Diversified Growth
Unit Value at beginning of period              $32.98              $14.13            $12.21         $10.35         $10.00
Unit value at end of period                    $22.37              $32.98            $14.13         $12.21         $10.35
No. of units outstanding
   at end of period                           421,502             444,329           431,784        236,983         52,516

LPA Core Equity
Unit Value at beginning of period              $18.58              $15.72            $14.25         $11.51         $10.00
Unit value at end of period                    $16.28              $18.58            $15.72         $14.25         $11.51
No. of units outstanding
   at end of period                           469,925             491,742           508,938        233,629         29,933

LPA Global Leaders
Unit Value at beginning
   of period (5/11/99)                         $11.59              $10.00               N/A            N/A           N/A
Unit value at end of period                     $9.62              $11.59               N/A            N/A           N/A
No. of units outstanding
   at end of period                           182,184              70,378               N/A            N/A           N/A


MFS Investors Growth Stock
Unit Value at beginning of period               N/A                 N/A                 N/A            N/A           N/A
Unit value at end of period                     N/A                 N/A                 N/A            N/A           N/A
No. of units outstanding
   at end of period                             N/A                 N/A                 N/A            N/A           N/A

MFS New Discovery
Unit Value at beginning of period               N/A                 N/A                 N/A            N/A           N/A
Unit value at end of period                     N/A                 N/A                 N/A            N/A           N/A
No. of units outstanding
   at end of period                             N/A                 N/A                 N/A            N/A           N/A


MFS Total Return
Unit Value at beginning of period               N/A                 N/A                 N/A            N/A           N/A
Unit value at end of period                     N/A                 N/A                 N/A            N/A           N/A
No. of units outstanding
   at end of period                             N/A                 N/A                 N/A            N/A           N/A

MFS Value
Unit Value at beginning of period               N/A                 N/A                 N/A            N/A           N/A
Unit value at end of period                     N/A                 N/A                 N/A            N/A           N/A
No. of units outstanding
   at end of period                             N/A                 N/A                 N/A            N/A           N/A


The Universal Institutional
   Funds High Yield
Unit Value at beginning
   of period (5/4/98)                          $10.50               $9.95            $10.00            N/A           N/A
Unit value at end of period                     $9.25              $10.50             $9.95            N/A           N/A
No. of units outstanding
   at end of period                            58,567              73,100            39,568            N/A           N/A


The Universal Institutional Funds
International Magnum
Unit Value at beginning
   of period (5/4/98)                          $11.22              $9.10            $10.00            N/A           N/A
Unit value at end of period                     $9.68              $11.22            $9.10            N/A           N/A
No. of units outstanding
   at end of period                            203,235            196,644           233,470           N/A           N/A


The Universal Institutional Funds
Emerging Markets Equity
Unit Value at beginning of
   period (5/4/98)                             $13.40              $6.99            $10.00            N/A           N/A
Unit value at end of period                     $8.07             $13.40             $6.99            N/A           N/A
No. of units outstanding
   at end of period                            75,242             33,567             7,980            N/A           N/A

Scudder VIT Equity 500 Index
(formerly, Deutsche VIT
   Equity 500 Index)
Unit Value at beginning
   of period (5/4/98)                          $12.97            $10.94            $10.00             N/A           N/A
Unit value at end of period                    $11.60            $12.97            $10.94             N/A           N/A
No. of units outstanding
   at end of period                            257,972           252,532           155,738            N/A           N/A

Federated Prime Money Fund II
Unit Value at beginning
   of period (1/14/99)                          $1.03             $1.00               N/A             N/A           N/A
Unit value at end of period                     $1.07             $1.03               N/A             N/A           N/A
No. of units outstanding
   at end of period                           2,580,154         3,868,584             N/A             N/A           N/A

Federated Fund for U.S. Government
Securities II
Unit Value at beginning
   of period (1/14/99)                           $9.78            $10.00               N/A            N/A           N/A
Unit value at end of period                     $10.69             $9.78               N/A            N/A           N/A
No. of units outstanding
   at end of period                            155,768           210,893               N/A            N/A           N/A

On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of the LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

* On November 7, 2002, shares of certain portfolios of MFS(R) Variable Insurance Trust were substituted for shares of the portfolios of LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

                                   APPENDIX B

The purpose of the examples below is to help you understand how the death benefit is calculated. These are just hypothetical examples and may not represent your particular facts and circumstances. The death benefit amounts in the examples below are purely hypothetical.

DEATH BENEFIT CALCULATIONS

EXAMPLE A -- OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

Example A assumes the following:

      (1) You make a Contribution of $10,000.

      (2)   You die at age 65 during the second Contract year.

      (3)   The value of your Contract at the time of your death was $12,000.

      (4) You have not made any withdrawals.

The following applies to this Example:

            (a) Adjusted Contributions equal $10,000, because you have not made any withdrawals.

            (b) No seventh year stepped-up death benefit is available because death occurred prior to the seventh year Contract anniversary.

            (c) The Contract value is $12,000 and therefore greater than Adjusted Contributions.

            (d)   The death benefit is $12,000.

EXAMPLE B -- OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Contract value at death is $9,500.

The following applies to this Example:

            (a) Adjusted Contributions are greater than the Contract Value.

            (b) The death benefit is $10,000.

EXAMPLE C - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TEN

Example C assumes the following:

      (1)   You made a single Contribution of $10,000.

      (2)   You die at age 65 during the tenth Contract year.

      (3) The value of your Contract on the seventh Contract anniversary was $18,000.

      (4)   The value of your Contract at death was $17,000.

      (5) You made a withdrawal of $1,500 in the sixth Contract year at which time the value of your Contract was $15,000 before you made the withdrawal.

The following applies to this Example:

            (a) Adjusted Contributions are equal to $9,000. (At the time you made the withdrawal the value of your Contract was reduced by 10% ($1,500/$15,000 = .10). Therefore, Adjusted Contributions are reduced by 10% ($10,000-($10,000 x .10) = ($9,000).

            (b) The value of your Contract on the seventh Contract anniversary ($18,000) was greater than that at the time of your death ($17,000) and greater than Adjusted Contributions ($9,000).

            (c)   The death benefit is $18,000.

EXAMPLE D -- OWNER AGE 87 AT DEATH; DIES DURING CONTRACT YEAR TWO


This Example is based on the same assumptions as Example A except in this Example you are 87 at the time you die.

The following applies to this Example:

            (a) Since you were beyond age 80, the death benefit will be limited to the value of your Contract.

            (b)   The death benefit is $12,000.

                                   [FSL LOGO]


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS

                                    ISSUED BY

                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY


This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated December __, 2005, for the Individual Fixed and Variable Deferred Annuity Contracts with Flexible Contributions which are referred to herein.

The Prospectus concisely sets forth information for a prospective investor. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, Missouri 64111-2406; (800) 648-8624.

This Statement of Additional Information is dated December __, 2005.




                                TABLE OF CONTENTS

                                                                            Page

COMPANY  .................................................................

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................

LEGAL OPINIONS............................................................

DISTRIBUTOR...............................................................

YIELD CALCULATION FOR THE FEDERATED PRIME
         MONEY FUND II SUB-ACCOUNT........................................

PERFORMANCE INFORMATION...................................................

FEDERAL TAX STATUS........................................................

ANNUITY PROVISIONS.......................................................

FINANCIAL STATEMENTS.....................................................




                                     COMPANY

Fidelity Security Life Insurance Company (the "Company," "Fidelity" or "we") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $4.11 billion of life insurance in force and in excess of $450 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the years ended December 31, 2004 and 2003, prepared in conformity with statutory accounting requirements, and the related statements of operations and changes in net assets for the year then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The statement of net assets of LPLA Separate Account One as of December 31, 2004 prepared in conformity with generally accepted accounting principles, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the two years then ended have been included herein and in this registration statement in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The statement of net assets of LPLA Separate Account One as of December 31, 2003 prepared in conformity with generally accepted accounting principles, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the year then ended have been included herein and in this registration statement in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                   DISTRIBUTOR

National Pension and Group Consultants, Inc. ("NPGC") serves as the distributor of the Contracts. NPGC is located at 3130 Broadway, Kansas City, Missouri 64111-2406. Prior to August 27, 2004, London Pacific Securities, Inc. was the distributor of the Contracts. Currently, there are no new sales of the Contracts.

                    YIELD CALCULATION FOR THE FEDERATED PRIME
                            MONEY FUND II SUB-ACCOUNT

The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise any yield information for the Federated Prime Money Fund II Sub-Account.

The current yield of the Federated Prime Money Fund II Sub-Account is computed daily by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge, dividing the difference by the value of the Owner's account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Sub-Account computes its effective compound yield by determining the net changes (exclusive of capital change) in the value of a hypothetical pre-existing Owner's account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge and dividing the difference by the value of the Owner's account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return +1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on the Federated Prime Money Fund II Sub-Account's assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will also include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, a .10% Distribution Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                  P (1+T)  = ERV


Where:

    P = a hypothetical initial payment of $1,000

    T = average annual total return

    n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                6
           Yield = 2 [(a-b + 1)   - 1]
                      -----
                       cd

Where:

    a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

    b =  Expenses accrued for the period (net of reimbursements).

    c = The average daily number of Accumulation Units outstanding during the period.

    d = The maximum offering price per Accumulation Unit on the last day of the period.

The Company may also advertise performance data which may be computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

You should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.


                               FEDERAL TAX STATUS

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General. Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Contributions, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above.

Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios will be managed in such a manner as to comply with these diversification requirements.

Owner Control. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Contracts Owned by Other than Natural Persons. Under Section 72(u) of the Code, the investment earnings on Contributions to the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax advisers before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Tax Treatment of Assignments. An assignment, transfer or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, transfer or pledge their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments (Contributions) not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding. All distributions, or the portion thereof which is includible in the gross income of the Owner, are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to non-resident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, or from a Code Section 457 governmental plan which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the Contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts. Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate contributions made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2, (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments. Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA.

Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         Roth IRA

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Contributions for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Required Distributions. Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


                               ANNUITY PROVISIONS

Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Variable Annuity Payments for each applicable Sub-Account after the first Variable Annuity Payment is determined as follows:

1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period. The Net Investment Factor is equal to the Accumulation Unit Value for the current Valuation Period divided by the Accumulation Unit Value for the immediately preceding Valuation Period.

2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal to an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

(See "Annuity Payments (The Annuity Period)" in the Prospectus.)


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                              Financial Statements

                                December 31, 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners
Fidelity Security Life Insurance Company
   LPLA Separate Account One


and

The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statement of net assets for the subaccounts of the Fidelity Security Life Insurance Company LPLA Separate Account One (the Separate Account) that invest in the Morgan Stanley International Magnum I Fund, High Yield I fund, and Emerging Markets Equity I Fund; Federated Fund for U.S. Government Securities II and Prime Money Fund II; MFS Investment Management Total Return Series Fund, MFS New Discovery Series Fund, MFS Investors Growth Stock Series Fund, and MFS VIT Value Series -- IC Fund; and Scrudder Equity 500 Fund as of December 31, 2004, and the respective related statement of operations for the year then ended and the financial highlights and changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the transfer agent of the underlying fund. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements present fairly, in all material respects, the respective financial statement positions of the subaccounts constituting the Separate Account at December 31, 2004, and the respective results of their operations for the year then ended and changes in their net assets and financial highlights for the two years then ended in conformity with accounting principles generally accepted in the United States of America.

                                   (KPMG LLP)

Kansas City, Missouri
July 27, 2005

                            LPLA SEPARATE ACCOUNT ONE
                             Statement of Net Assets
                                December 31, 2004

                                                                         MORGAN STANLEY                         FEDERATED
                                                          ------------------------------------------    --------------------------
                                                                                           EMERGING      FUND FOR
                                                          INTERNATIONAL       HIGH          MARKETS      U.S. GOV'T    PRIME MONEY
                                                             MAGNUM I       YIELD I        EQUITY I       SECS II        FUND II
                                                          -------------    ----------     ----------    -----------    -----------
Assets:
     Morgan Stanley:
        International Magnum I
          40,774 shares at $11.29 per
          share (cost $423,388)                                460,336             --             --             --             --
        High Yield I
          31,847 shares at $7.28 per
          share (cost $225,759)                                     --        231,849             --             --             --
        Emerging Markets Equity I
          23,130 shares at $11.05 per
          share (cost $228,226)                                     --             --        255,584             --             --
     Federated:
        Federated Fund for U.S. Gov't. Secs II
          35,517 shares at $11.60 per
          share (cost $421,866)                                     --             --             --        412,000             --
        Federated Prime Money Fund II
          270,242 shares at $1 per share
          (cost $270,242)                                           --             --             --             --        270,242
     MFS Investment Management:
        MFS Total Return Series
          239,017 shares at $21.43 per
          share (cost $4,811,891)                                   --             --             --             --             --
        MFS New Discovery Series
          101,029 shares at $14.87 per
          share (cost $1,492,504)                                   --             --             --             --             --
        MFS VIT Value Series - IC
          173,521 shares at $9.51 per
          share (cost $1,563,786)                                   --             --             --             --             --
        MFS Investors Growth Stock Series
          290,500 shares at $12.13 per
          share (cost $3,214,726)                                   --             --             --             --             --
        Scudder Equity 500
          56,694 shares at $12.73 per
          share (cost $679,326)                                     --             --             --             --             --
                                                            ----------     ----------     ----------     ----------     ----------
                 Total assets                                  460,336        231,849        255,584        412,000        270,242
Liabilities:
     M&E fees payable                                            6,337          3,309          3,211          6,469          4,460

                                                            ----------     ----------     ----------     ----------     ----------
                 Net assets                                    453,999        228,540        252,373        405,531        265,782
                                                            ==========     ==========     ==========     ==========     ==========

See accompanying notes to financial statements

                                                                                MFS INVESTMENT MANAGEMENT
                                                             ----------------------------------------------------------
                                                                                MFS NEW    MFS INVESTORS      MFS VIT
                                                              MFS TOTAL        DISCOVERY      GROWTH           VALUE
                                                            RETURN SERIES       SERIES      STOCK SERIES     SERIES--IC
                                                            -------------     ----------   -------------     ----------
Assets:
     Morgan Stanley:
        International Magnum I
          40,774 shares at $11.29 per
          share (cost $423,388)                                      --             --             --             --
        High Yield I
          31,847 shares at $7.28 per
          share (cost $225,759)                                      --             --             --             --
        Emerging Markets Equity I
           23,130 shares at $11.05 per
           share (cost $228,226)                                     --             --             --             --
     Federated:
        Federated Fund for U.S. Gov't. Secs II
          35,517 shares at $11.60 per
          share (cost $421,866)                                      --             --             --             --
        Federated Prime Money Fund II
          270,242 shares at $1 per share
          (cost $270,242)                                            --             --             --             --
     MFS Investment Management:
        MFS Total Return Series
          239,017 shares at $21.43 per
          share (cost $4,811,891)                             5,122,140             --             --             --
        MFS New Discovery Series
          101,029 shares at $14.87 per
          share (cost $1,492,504)                                    --      1,502,296             --             --
        MFS VIT Value Series - IC
          173,521 shares at $9.51 per
          share (cost $1,563,786)                                    --             --      1,650,182             --
        MFS Investors Growth Stock Series
          290,500 shares at $12.13 per
          share (cost $3,214,726)                                    --             --             --      3,523,763
        Scudder Equity 500
          56,694 shares at $12.73 per
          share (cost $679,326)                                      --             --             --             --
                                                             ----------     ----------     ----------     ----------
                 Total assets                                 5,122,140      1,502,296      1,650,182      3,523,763
Liabilities:
     M&E fees payable                                            75,668         19,899         23,220         50,783
                                                             ----------     ----------     ----------     ----------
                 Net assets                                   5,046,472      1,482,397      1,626,962      3,472,980
                                                             ==========     ==========     ==========     ==========

See accompanying notes to financial statements

                                                                   SCUDDER
                                                                 EQUITY 500       TOTAL
                                                                 ----------     ----------
Assets:
     Morgan Stanley:
        International Magnum I
          40,774 shares at $11.29 per
          share (cost $423,388)                                         --        460,336
        High Yield I
          31,847 shares at $7.28 per
          share (cost $225,759)                                         --        231,849
        Emerging Markets Equity I
           23,130 shares at $11.05 per
           share (cost $228,226)                                        --        255,584
     Federated:
        Federated Fund for U.S. Gov't. Secs II
          35,517 shares at $11.60 per
          share (cost $421,866)                                         --        412,000
        Federated Prime Money Fund II
          270,242 shares at $1 per share
          (cost $270,242)                                               --        270,242
     MFS Investment Management:
        MFS Total Return Series
          239,017 shares at $21.43 per
          share (cost $4,811,891)                                       --      5,122,140
        MFS New Discovery Series
          101,029 shares at $14.87 per
          share (cost $1,492,504)                                       --      1,502,296
        MFS VIT Value Series - IC
          173,521 shares at $9.51 per
          share (cost $1,563,786)                                       --      1,650,182
        MFS Investors Growth Stock Series
          290,500 shares at $12.13 per
          share (cost $3,214,726)                                       --      3,523,763
        Scudder Equity 500
          56,694 shares at $12.73 per
          share (cost $679,326)                                    721,719        721,719
                                                                ----------     ----------
                 Total assets                                      721,719     14,150,111
Liabilities:
     M&E fees payable                                               10,956        204,312
                                                                ----------     ----------
                 Net assets                                        710,763     13,945,799
                                                                ==========     ==========

See accompanying notes to financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE
                             Statement of Operations
                          Year Ended December 31, 2004

                                                                            MORGAN STANLEY                        FEDERATED
                                                              ---------------------------------------      ------------------------
                                                                                            EMERGING        FUND FOR
                                                              INTERNATIONAL      HIGH        MARKETS       U.S. GOV'T   PRIME MONEY
                                                                 MAGNUM I      YIELD I      EQUITY I         SECS II      FUND II
                                                              -------------  ------------  ----------      ----------   -----------
Income:
     Dividends                                                  $   13,658       19,818         1,600          25,432        2,726
Expenses:
     Mortality and expense risk charges                              7,374        3,851         3,737           7,527        5,189
                                                                ----------   ----------    ----------      ----------   ----------
                 Net investment income                               6,284       15,967        (2,137)         17,905       (2,463)
                                                                ----------   ----------    ----------      ----------   ----------
Realized and unrealized gains (losses) on investments:
     Capital gain distributions                                         --           --            --           2,970           --
     Realized gain distributions from underlying
        mutual fund                                                  8,328       (3,994)          647          (4,283)          --
     Change in unrealized appreciation (depreciation)
        of investments                                              65,033        3,147        46,401          (9,525)          --
                                                                ----------   ----------    ----------      ----------   ----------
                 Net realized and unrealized gain (loss) on
                    investments                                     73,361         (847)       47,048         (10,838)          --
                                                                ----------   ----------    ----------      ----------   ----------
                 Increase (decrease) in net
                    assets from operations                      $   79,645       15,120        44,911           7,067       (2,463)
                                                                ==========   ==========    ==========      ==========   ==========


See accompanying notes to financial statements

                                                                                      MFS INVESTMENT MANAGEMENT
                                                                 -------------------------------------------------------------
                                                                                                   MFS NEW      MFS INVESTORS
                                                                     MFS TOTAL     DISCOVERY       GROWTH       MFS VIT VALUE
                                                                  RETURN SERIES     SERIES       STOCK SERIES     SERIES--IC
                                                                 --------------   ----------     ------------   -------------
Income:
     Dividends                                                        102,056             --              --          22,055
Expenses:
     Mortality and expense risk charges                                88,042         23,154          27,018          59,088
                                                                   ----------     ----------      ----------      ----------
                 Net investment income                                 14,014        (23,154)        (27,018)        (37,033)
                                                                   ----------     ----------      ----------      ----------
Realized and unrealized gains (losses) on investments:
     Capital gain distributions                                            --             --              --          65,432
     Realized gain distributions from underlying
        mutual fund                                                    60,022         (7,050)          9,057          34,827
     Change in unrealized appreciation (depreciation)
        of investments                                                500,067         86,017         148,157         433,220
                                                                   ----------     ----------      ----------      ----------
                 Net realized and unrealized gain (loss) on
                    investments                                       560,089         78,967         157,214         533,479
                                                                   ----------     ----------      ----------      ----------
                 Increase (decrease) in net
                    assets from operations                            574,103         55,813         130,196         496,446
                                                                   ==========     ==========      ==========      ==========

See accompanying notes to financial statements

                                                                    SCUDDER
                                                                   EQUITY 500         TOTAL
                                                                   ----------      ----------
Income:
     Dividends                                                         11,034         198,379
Expenses:
     Mortality and expense risk charges                                12,748         237,728
                                                                   ----------      ----------
                 Net investment income                                 (1,714)        (39,349)
                                                                   ----------      ----------
Realized and unrealized gains (losses) on investments:
     Capital gain distributions                                            --          68,402
     Realized gain distributions from underlying
        mutual fund                                                      (588)         96,966
     Change in unrealized appreciation (depreciation)
        of investments                                                 62,147       1,334,664
                                                                   ----------      ----------
                 Net realized and unrealized gain (loss) on
                    investments                                        61,559       1,500,032
                                                                   ----------      ----------
                 Increase (decrease) in net
                    assets from operations                             59,845       1,460,683
                                                                   ==========      ==========

See accompanying notes to financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE
                       Statement of Changes in Net Assets
                          Year Ended December 31, 2004

                                                                              MORGAN STANLEY                  FEDERATED
                                                            -----------------------------------------  --------------------------
                                                                                           EMERGING     FUND FOR
                                                            INTERNATIONAL     HIGH          MARKETS    U.S. GOV'T     PRIME MONEY
                                                              MAGNUM I       YIELD I       EQUITY I      SECS II       FUND II
                                                            -------------  -----------    -----------  ------------  ------------
Operations:
     Net investment income                                  $     6,284         15,967        (2,137)       17,905        (2,463)
     Net realized and unrealized gain (loss) on
        investments                                              73,361           (847)       47,048       (10,838)           --
                                                            -----------    -----------   -----------   -----------   -----------
                 Increase (decrease) in net assets from
                    operations                                   79,645         15,120        44,911         7,067        (2,463)
                                                            -----------    -----------   -----------   -----------   -----------
Contract-related transactions:
     Transfers out for contract-related transactions           (150,622)      (130,150)      (58,755)     (165,925)     (203,532)
     Transfers between separate account investment
        portfolios and general account                             (595)        80,327        24,378      (102,378)       77,886
     Transfers out for contract maintenance charges                (102)           (10)          (38)          (86)          (56)
     Other transfers                                                 --              1            --            --            (1)

                                                            -----------    -----------   -----------   -----------   -----------
                 Net decrease in net assets derived
                    from contract-related transactions         (151,319)       (49,832)      (34,415)     (268,389)     (125,703)
                                                            -----------    -----------   -----------   -----------   -----------
                 Increase (decrease) in net assets              (71,674)       (34,712)       10,496      (261,322)     (128,166)
Net assets, beginning of year                                   525,673        263,252       241,877       666,853       393,948
                                                            -----------    -----------   -----------   -----------   -----------
Net assets, end of year                                     $   453,999        228,540       252,373       405,531       265,782
                                                            ===========    ===========   ===========   ===========   ===========

See accompanying notes to financial statements

                                                                                  MFS INVESTMENT MANAGEMENT
                                                               ----------------------------------------------------------------
                                                                               MFS NEW        MFS INVESTORS
                                                              MFS TOTAL       DISCOVERY          GROWTH        MFS VIT VALUE
                                                            RETURN SERIES       SERIES        STOCK SERIES       SERIES--IC
                                                            -------------    ------------     -------------    -------------
Operations:
     Net investment income                                        14,014          (23,154)         (27,018)         (37,033)
     Net realized and unrealized gain (loss) on
        investments                                              560,089           78,967          157,214          533,479
                                                             -----------      -----------      -----------      -----------
                 Increase (decrease) in net assets from
                    operations                                   574,103           55,813          130,196          496,446
                                                             -----------      -----------      -----------      -----------
Contract-related transactions:
     Transfers out for contract-related transactions          (1,796,696)        (476,153)        (644,349)      (1,368,109)
     Transfers between separate account investment
        portfolios and general account                          (120,147)          19,232            5,335          (21,063)
     Transfers out for contract maintenance charges                 (556)            (234)            (334)            (647)
     Other transfers                                                  --                2                3               --

                                                             -----------      -----------      -----------      -----------
                 Net decrease in net assets derived
                    from contract-related transactions        (1,917,399)        (457,153)        (639,345)      (1,389,819)
                                                             -----------      -----------      -----------      -----------
                 Increase (decrease) in net assets            (1,343,296)        (401,340)        (509,149)        (893,373)
Net assets, beginning of year                                  6,389,768        1,883,737        2,136,111        4,366,353
                                                             -----------      -----------      -----------      -----------
Net assets, end of year                                        5,046,472        1,482,397        1,626,962        3,472,980
                                                             ===========      ===========      ===========      ===========

See accompanying notes to financial statements

                                                                SCUDDER
                                                              EQUITY 500         TOTAL
                                                             -------------    -----------
Operations:
     Net investment income                                        (1,714)         (39,349)
     Net realized and unrealized gain (loss) on
        investments                                               61,559        1,500,032
                                                             -----------      -----------
                 Increase (decrease) in net assets from
                    operations                                    59,845        1,460,683
                                                             -----------      -----------
Contract-related transactions:
     Transfers out for contract-related transactions            (478,349)      (5,472,640)
     Transfers between separate account investment
        portfolios and general account                            27,795           (9,230)
     Transfers out for contract maintenance charges                 (158)          (2,221)
     Other transfers                                                  --                5
                                                             -----------      -----------
                 Net decrease in net assets derived
                    from contract-related transactions          (450,712)      (5,484,086)
                                                             -----------      -----------
                 Increase (decrease) in net assets              (390,867)      (4,023,403)
Net assets, beginning of year                                  1,101,630       17,969,202
                                                             -----------      -----------
Net assets, end of year                                          710,763       13,945,799
                                                             ===========      ===========

See accompanying notes to financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2003

                                                                         MORGAN STANLEY                           FEDERATED
                                                         -------------------------------------------   -----------------------------
                                                                                            EMERGING      FUND FOR
                                                         INTERNATIONAL                      MARKETS       U.S. GOV'T     PRIME MONEY
                                                            MAGNUM I       HIGH YIELD I     EQUITY I       SECS II         FUND II
                                                            --------       ------------     --------       -------         -------
Operations:
     Net investment income                                $    (6,902)        (3,677)        (3,359)        20,390         (4,286)
     Net realized and unrealized gain (loss) on
        investments                                           103,841         54,970         86,516        (11,911)          --
                                                          -----------    -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                 96,939         51,293         83,157          8,479         (4,286)
                                                          -----------    -----------    -----------    -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions         (204,401)       (40,415)       (77,127)      (417,602)      (397,345)
     Transfers between separate account investment
        portfolios and general account                          9,061          7,347         (5,768)        33,462        113,199
     Transfers out for contract maintenance charges              (403)          (119)          (242)          (465)          (761)
     Breakage costs                                               (85)          --             --             --             --
     Other transfers                                                2            (59)             1           (143)            (1)
                                                          -----------    -----------    -----------    -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions       (195,826)       (33,246)       (83,136)      (384,748)      (284,908)
                                                          -----------    -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets            (98,887)        18,047             21       (376,269)      (289,194)
Net assets, beginning of year                                 624,560        245,205        241,856      1,043,122        683,142
                                                          -----------    -----------    -----------    -----------    -----------
Net assets, end of year                                   $   525,673        263,252        241,877        666,853        393,948
                                                          ===========    ===========    ===========    ===========    ===========


                                                                                 MFS INVESTMENT MANAGEMENT
                                                                      ----------------------------------------------------------
                                                                                         MFS NEW    MFS INVESTORS
                                                                        MFS TOTAL      DISCOVERY        GROWTH     MFS VIT VALUE
                                                                       RETURN SERIES     SERIES      STOCK SERIES     SERIES--IC
                                                                       -------------     ------      ------------     ----------
Operations:
     Net investment income                                                 20,437        (28,893)       (35,451)       (56,298)
     Net realized and unrealized gain (loss) on
        investments                                                       879,338        576,327        508,051        943,908
                                                                      -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                            899,775        547,434        472,600        887,610
                                                                      -----------    -----------    -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions                   (1,952,597)      (738,717)    (1,037,023)    (1,881,108)
     Transfers between separate account investment
        portfolios and general account                                    (30,505)       (24,403)        29,829       (110,981)
     Transfers out for contract maintenance charges                        (4,330)        (2,215)        (2,464)        (4,013)
     Breakage costs                                                           996            101            641            143
     Other transfers                                                          333            304            262            888
                                                                      -----------    -----------    -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions                 (1,986,103)      (764,930)    (1,008,755)    (1,995,071)
                                                                      -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets                     (1,086,328)      (217,496)      (536,155)    (1,107,461)
Net assets, beginning of year                                           7,476,096      2,101,233      2,672,266      5,473,814
                                                                      -----------    -----------    -----------    -----------
Net assets, end of year                                                 6,389,768      1,883,737      2,136,111      4,366,353
                                                                      ===========    ===========    ===========    ===========

                                                                         SCUDDER
                                                                        EQUITY 500      TOTAL
                                                                        ----------      -----
Operations:
     Net investment income                                                 (3,071)      (101,110)
     Net realized and unrealized gain (loss) on
        investments                                                       231,395      3,372,435
                                                                      -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                            228,324      3,271,325
                                                                      -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions                     (224,731)    (6,971,066)
     Transfers between separate account investment
        portfolios and general account                                    (21,241)          --
     Transfers out for contract maintenance charges                        (5,611)       (20,623)
     Breakage costs                                                           (29)         1,767
     Other transfers                                                         --            1,587
                                                                      -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions                   (251,612)    (6,988,335)
                                                                      -----------    -----------
                 Increase (decrease) in net assets                        (23,288)    (3,717,010)
Net assets, beginning of year                                           1,124,918     21,686,212
                                                                      -----------    -----------
Net assets, end of year                                                 1,101,630     17,969,202
                                                                      ===========    ===========

See accompanying notes to financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 2004 and 2003


(1)    ORGANIZATION

       The LPLA Separate Account One (the Separate Account), which is not currently being marketed, is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was purchased in September of 2003 through an agreement with London Pacific Life and Annuity Company, which was in receivership at that time. Since November of 2003, all activity in the account has been the responsibility of the Company; however, there has been no additional investment in the account as it has been frozen since it went into receivership in 2002.

       The contract has ten investment choices:


Morgan Stanley:
     International Magnum I                       Seeks long-term capital appreciation by investing
                                                  primarily in equity securities of non-U.S. issuers
                                                  domiciled in EAFE countries.
     High Yield I                                 Seeks above-average total return over a market
                                                  cycle of three to five years by investing primarily
                                                  in a diversified portfolio of high yield securities.
     Emerging                                     Markets Equity I Seeks long-term capital appreciation
                                                  by investing primarily in growth-oriented equity
                                                  securities of issuers in emerging market countries.

Federated:
     Fund for U.S. Gov't Securities II            Seeks to provide current income by investing primarily
                                                  in a diversified portfolio of U.S. Government securities.
     Prime Money Fund II                          Seeks to provide current income consistent
                                                  with stability of principal and liquidity by investing
                                                  primarily in a portfolio of short-term, high-quality fixed income securities.
MFS Investment Management:
     MFS Total Return Series                      Seeks to provide above-average income consistent with the
                                                  prudent employment of capital. Secondarily seeks to provide reasonable opportunity for growth of capital and income.
     MFS New Discovery Series                     Seeks capital appreciation.
     MFS Investors Growth Stock Series            Seeks capital appreciation and reasonable income.
     MFS VIT Value Series--IC                     Seeks to provide long-term growth of capital and
                                                  future income rather than current income.

Scudder Equity 500  Fund                          Seeks to match as closely as possible, before expenses,
                                                  the performance of the Standard & Poor's 500
                                                  Composite Stock Price Index (S&P 500 Index).


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 2004 and 2003



(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)  INVESTMENT VALUATION

              Investments in mutual fund shares are carried in the statement of net assets at the net asset value of the underlying mutual fund.

         (b)  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

              Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific-identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

         (c)  UNIT VALUATIONS

              Investments in all ten investment options are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units, depending on the payment plan selected (see note 4). Every business day the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

         (d)  FEDERAL INCOME TAX

              The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         (e)  RISKS AND UNCERTAINTIES

              Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating risks, are presented below and throughout notes to the financial statements.

                  o Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

                                       7                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 2004 and 2003



                      statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                  o Investments -- The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.

(3)    PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investment options for the year ended December 31, 2004 were as follows:



                                                                 2004
                                                     ---------------------------
                                                     PURCHASES           SALES
                                                     ----------       ----------

MS International Magnum I                            $    6,436       $  150,488
MS High Yield I                                          79,422          133,802
MS Emerging Markets Equity I                             17,086           50,892
Federated Fund for U.S.Gov't Securities II                  265          273,025
Federated Prime Money Fund II                           108,050          234,498
MFS Total Return Series                                  41,875        1,869,277
MFS New Discovery Series                                 27,305          502,547
MFS VIT Value Series - IC                                38,287        1,403,653
MFS Investors Growth Stock Series                        30,270          658,045
Scudder Equity 500 Fund                                  40,825          493,801
                                                     ----------       ----------
                                                     $  389,821       $  770,028
                                                     ==========       ==========


(4)    EXPENSES AND RELATED PARTY TRANSACTIONS

       Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are 1.5% on an annual basis.

       This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

       Additionally, a $36 fee is assessed annually on the anniversary of all contracts where the total anniversary value is less than $50,000. This charge, referred to contractually as a contract maintenance charge, is not assessed on those contracts worth $50,000 or more on a given anniversary. If, in subsequent years, the policy anniversary value falls below the threshold, the fee will be assessed on that anniversary.


                                       8                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                           December 31, 2004 and 2003


       A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


          NUMBER OF COMPLETE YEARS FROM                   SURRENDER
           RECEIPT OF PURCHASE PAYMENTS                     CHARGE
---------------------------------------------------   -------------------
                      0 - 1                                           6%
                        1                                             6
                        2                                             6
                        3                                             5
                        4                                             5
                        5                                             4
                        6                                             3
                        7                                             2
                        8                                             2
                        9                                             1
                10 and thereafter                                    --


       The Regency Series II Variable Annuity is a C-Share (no load) contract and as such, distributions from the contract are not subject to the surrender charge schedule above. All mortality and expense charges and contract maintenance charges still apply.

       As a result of the North Carolina Department of Insurance placing the London Pacific Life and Annuity Company into receivership in 2002, many contract owners withdrew all available funds not restricted under the terms of the receivership arrangement. This resulted in abnormally high surrender charges being assessed in 2003 and 2004. For 2004, a total of $1,239,560 was assessed on 46 contracts ($26,947 average per contract). For 2003, a total of $226,694 was assessed on 197 contracts ($1,151 average per contract).

       The Company also has the contractual right to assess a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year. Currently, such charges are not being assessed.


                                       9                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                           December 31, 2004 and 2003



(5)    CHANGE IN UNITS OUTSTANDING

       The change in units outstanding for the year ended December 31, 2004 and 2003 was as follows:

                                                                                   2004
                                                      ---------------------------------------------------------------
                                                                                  UNITS              NET INCREASE
                                                         UNITS ISSUED            REDEEMED             (DECREASE)
                                                      -------------------   -------------------   -------------------
MS International Magnum I                                    4,398                18,548               (14,149)
MS High Yield I                                              5,877                 9,268                (3,392)
MS Emerging Markets Equity I                                19,184                24,409                (5,224)
Federated Fund for U.S. Gov't. Securities II                 1,676                24,377               (22,701)
Federated Prime Money Fund II                              100,864               216,803              (115,939)
MFS Total Return Series                                        634               161,597              (160,963)
MFS New Discovery Series                                     4,967                42,583               (37,616)
MFS VIT Value Series - IC                                   14,300               122,972              (108,671)
MFS Investors Growth Stock Series                           10,505                65,725               (55,219)
Scudder Equity 500 Fund                                      7,037                53,775               (46,738)
                                                           -------               -------              --------
                 Total                                     169,443               740,055              (570,612)
                                                           =======               =======              ========



                                                                                   2003
                                                      ---------------------------------------------------------------
                                                                                  UNITS              NET INCREASE
                                                         UNITS ISSUED            REDEEMED             (DECREASE)
                                                      -------------------   -------------------   -------------------
MS International Magnum I                                   2,403                 35,028                (32,625)
MS High Yield I                                             1,245                  5,344                 (4,099)
MS Emerging Markets Equity I                                  640                 12,312                (11,672)
Federated Fund for U.S. Gov't. Securities II                8,392                 39,904                (31,512)
Federated Prime Money Fund II                             321,567                582,369               (260,802)
MFS Total Return Series                                    12,762                202,325               (189,563)
MFS New Discovery Series                                    4,983                 74,410                (69,427)
MFS VIT Value Series - IC                                  10,462                205,000               (194,538)
MFS Investors Growth Stock Series                           9,220                105,380                (96,160)
Scudder Equity 500                                          1,030                 33,889                (32,859)
                                                        ---------              ---------              ---------
                      Total                               372,704              1,295,961               (923,257)
                                                        =========              =========              =========




       As no new units were issued in 2004 or 2003, the units issued represent transfers between subaccounts.




                                       10                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                           December 31, 2004 and 2003

(6)    FINANCIAL HIGHLIGHTS

       A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2004 and 2003 follows:



                                           DECEMBER 31
                             ----------------------------------------
                                              UNIT                                      YEAR ENDED DECEMBER 31
                                           FAIR VALUE                                ------------------------------
                                            LOWEST TO                  INVESTMENT *    EXPENSE         TOTAL **
                                UNITS        HIGHEST      NET ASSETS   INCOME RATIO     RATIO           RETURN
                             ------------ -------------  ------------  ------------  ------------  ----------------
MS International Magnum I:
    2004                           40,774   7.50-9.16    $    453,999         1.28%          1.50%            22.18%
    2003                           53,101   5.42-7.89         525,675         0.92%          1.50%            20.31%
MS High Yield I:
    2004                           31,847   8.58-11.92        228,540         6.49%          1.50%            39.04%
    2003                           37,140   7.95-9.83         263,255         7.79%          1.50%            32.18%
MS Emerging Markets Equity I:
    2004                           23,130   9.30-10.62        252,373        (0.86)%         1.50%            14.20%
    2003                           26,758    6.14-9.8         241,879         0.95%          1.50%            19.25%
Federated Fund for US Gov't.
    Securities II:
    2004                           25,571  11.38-12.45        405,531         3.84%          1.50%             9.36%
    2003                           56,672  11.89-12.92        666,856         3.68%          1.50%             0.82%
Federated Prime Money Fund II:
    2004                          270,242   1.08-1.09         265,782        (0.75)%         1.50%             0.93%
    2003                          393,906   1.09-1.10         393,948         0.70%          1.50%            (0.83)%
MFS Total Return Series:
    2004                          239,017  11.25-12.60      5,046,472         0.25%          1.50%            11.95%
    2003                          326,338   9.48-11.46      6,389,768         2.14%          1.50%            12.73%
MFS New Discovery Series:
    2004                          101,029  10.26-13.98      1,482,397        (1.38)%         1.50%            36.30%
    2003                          134,923   8.83-13.07      1,883,737        (0.62)%         1.50%            24.09%
MFS Investors Growth
    Stock Series:
    2004                          173,521  10.54-12.35      1,626,962        (1.44)%         1.50%            17.12%
    2003                          245,228   8.78-11.45      2,136,111         0.04%          1.50%            18.77%
MFS VIT Value Series--IC:
    2004                          290,500  11.81-13.65      3,472,980        (0.94)%         1.50%            15.61%
    2003                          405,729   8.85-12.18      4,366,353         1.17%                           17.46%
Scudder Equity 500 Fund:
    2004                           56,694   9.26-10.58        710,763        (0.19)%         1.50%            14.22%
    2003                           94,646   6.99-9.68       1,010,630         1.50%          1.50%            20.79%



       * The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.






                                       11                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                           December 31, 2004 and 2003



       ** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                              Financial Statements

                                December 31, 2003

     (With Report of Independent Registered Public Accounting Firm Thereon)

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM



The Contract Owners
Fidelity Security Life Insurance Company
   LPLA Separate Account One


and

The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statement of net assets for the sub-accounts of the Fidelity Security Life Insurance Company LPLA Separate Account One (the Separate Account) that invest in the Morgan Stanley International Magnum I Fund, High Yield I fund, and Emerging Markets Equity I Fund; Federated Fund for US Government Securities II and Prime Money Fund II; MFS Investment Management Total Return Series Fund, MFS New Discovery Series Fund, MFS Investors Growth Stock Series Fund, and MFS VIT Value Series -- IC Fund; and Scrudder Equity 500 Fund as of December 31, 2003, and the respective related statement of operations and financial highlights and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with custodians. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements present fairly, in all material respects, the respective financial statement positions of the sub-accounts constituting the Separate Account at December 31, 2003, and the respective results of their operations and changes in their net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.






Kansas City, Missouri
April 26, 2005

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE
                             Statement of Net Assets
                                December 31, 2003


                                                           MORGAN STANLEY                         FEDERATED
                                              -----------------------------------------    -----------------------
                                                                               EMERGING    FUND FOR
                                              INTERNATIONAL                     MARKETS    US GOV'T    PRIME MONEY
                                                 MAGNUM I      HIGH YIELD I    EQUITY I     SECS II      FUND II
                                              -------------    ------------    --------    --------    -----------
Assets:
  Morgan Stanley:
    International Magnum I
      53,101 shares at $9.90 per
      share (cost $622,951)                   $     525,697              --          --          --             --
    High Yield I
      37,132 shares at $7.09 per
      share (cost $281,737)                              --         263,265          --          --             --
    Emerging Markets Equity I
      26,758 shares at $9.04 per
      share (cost $246,836)                              --              --     241,889          --             --
  Federated:
    Federated Fund for U.S. Gov't. Secs II
      56,660 shares at $11.77 per
      share (cost $659,878)                              --              --          --     666,883             --
    Federated Prime Money Fund II
      393,964 shares at $1 per share
      (cost $393,964)                                    --              --          --          --        393,964
  MFS Investment Management:
    MFS Total Return Series
      326,355 shares at $19.58 per
      share (cost $5,535,448)                            --              --          --          --             --
    MFS New Discovery Series
      134,944 shares at $13.96 per
      share (cost $1,423,001)                            --              --          --          --             --
    MFS Investors Growth Stock Series
      246,258 shares at $8.71 per
      share (cost $1,808,723)                            --              --          --          --             --
    MFS VIT Value Series--IC
      405,812 shares at $10.76 per
      share (cost $3,490,481)                            --              --          --          --             --
  Scudder Equity 500
    94,646 shares at $11.64 per
    share (cost $1,306,951)                              --              --          --          --             --
                                              -------------         -------     -------     -------        -------
                       Total assets                 525,697         263,265     241,889     666,883        393,964
Liabilities:
  M&E fees payable                                       24              13          12          30             16
                                              -------------         -------     -------     -------        -------

                       Net assets             $     525,673         263,252     241,877     666,853        393,948
                                              =============         =======     =======     =======        =======



                                                         MFS INVESTMENT MANAGEMENT
                                          -------------------------------------------------------
                                                           MFS NEW     MFS INVESTORS    MFS VIT
                                            MFS TOTAL     DISCOVERY       GROWTH         VALUE        SCUDDER
                                          RETURN SERIES     SERIES     STOCK SERIES    SERIES--IC    EQUITY 500      TOTAL
                                          -------------   ---------    ------------    ----------    ----------      -----
Assets:
  Morgan Stanley:
    International Magnum I
      53,101 shares at $9.90 per
      share (cost $622,951)                          --          --               --           --            --       525,697
    High Yield I
      37,132 shares at $7.09 per
      share (cost $281,737)                          --          --               --           --            --       263,265
    Emerging Markets Equity I
      26,758 shares at $9.04 per
      share (cost $246,836)                          --          --               --           --            --       241,889
  Federated:
    Federated Fund for U.S. Gov't. Secs II
      56,660 shares at $11.77 per
      share (cost $659,878)                          --          --               --           --            --       666,883
    Federated Prime Money Fund II
      393,964 shares at $1 per share
      (cost $393,964)                                --          --               --           --            --       393,964
  MFS Investment Management:
    MFS Total Return Series
      326,355 shares at $19.58 per
      share (cost $5,535,448)                 6,390,035          --               --           --            --     6,390,035
    MFS New Discovery Series
      134,944 shares at $13.96 per
      share (cost $1,423,001)                        --   1,883,818               --           --            --     1,883,818
    MFS Investors Growth Stock Series
      246,258 shares at $8.71 per
      share (cost $1,808,723)                        --          --        2,136,201           --            --     2,136,201
    MFS VIT Value Series--IC
      405,812 shares at $10.76 per
      share (cost $3,490,481)                        --          --               --    4,366,535            --     4,366,535
  Scudder Equity 500
    94,646 shares at $11.64 per
    share (cost $1,306,951)                          --          --               --           --     1,101,678     1,101,678
                                              ---------   ---------        ---------    ---------     ---------    ----------
                       Total assets           6,390,035   1,883,818        2,136,201    4,366,535     1,101,678    17,969,965
Liabilities:
  M&E fees payable                                  267          81               90          182            48           763
                                              ---------   ---------        ---------    ---------     ---------    ----------

                       Net assets             6,389,768   1,883,737        2,136,111    4,366,353     1,101,630    17,969,202
                                              =========   =========        =========    =========     =========    ==========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year Ended December 31, 2003


                                                                            MORGAN STANLEY                           FEDERATED
                                                              -----------------------------------------       ----------------------
                                                                                              EMERGING        FUND FOR
                                                              INTERNATIONAL                    MARKETS        US GOV'T   PRIME MONEY
                                                                MAGNUM I       HIGH YIELD I    EQUITY I        SECS II     FUND II
                                                              -------------   -------------    -------        --------   -----------
Income:
     Dividends                                                  $     632           --             --           32,846        3,977
Expenses:
     Mortality and expense risk charges                             7,534          3,677          3,359         12,456        8,263
                                                                ---------      ---------      ---------      ---------    ---------
                 Net investment income                             (6,902)        (3,677)        (3,359)        20,390       (4,286)
                                                                ---------      ---------      ---------      ---------    ---------
Realized and unrealized gains (losses) on investments:
     Realized gain (loss) on sale of fund share                  (153,677)       (18,085)       (72,461)        17,329         --
     Realized gain distributions from underlying
        mutual fund                                                  --             --             --            4,260         --
     Change in unrealized appreciation (depreciation)
        of investments                                            257,518         73,055        158,977        (33,500)        --
                                                                ---------      ---------      ---------      ---------    ---------
                 Net realized and unrealized gain (loss) on
                    investments                                   103,841         54,970         86,516        (11,911)        --
                                                                ---------      ---------      ---------      ---------    ---------
                 Increase (decrease) in net
                    assets from operations                      $  96,939         51,293         83,157          8,479       (4,286)
                                                                =========      =========      =========      =========    =========




                                                                                      MFS INVESTMENT MANAGEMENT
                                                                  --------------------------------------------------------------
                                                                                    MFS NEW       MFS INVESTORS
                                                                    MFS TOTAL      DISCOVERY          GROWTH       MFS VIT VALUE
                                                                  RETURN SERIES     SERIES         STOCK SERIES      SERIES--IC
                                                                  -------------     ------         ------------      ----------
Income:
     Dividends                                                      118,501            --          $    --              9,851
Expenses:
     Mortality and expense risk charges                              98,064          28,893           35,451           66,149
                                                                  ---------       ---------        ---------        ---------
                 Net investment income                               20,437         (28,893)         (35,451)         (56,298)
                                                                  ---------       ---------        ---------        ---------
Realized and unrealized gains (losses) on investments:
     Realized gain (loss) on sale of fund share                      59,992          49,388           33,633           30,686
     Realized gain distributions from underlying
        mutual fund                                                    --              --               --               --
     Change in unrealized appreciation (depreciation)
        of investments                                              819,346         526,939          474,418          913,222
                                                                  ---------       ---------        ---------        ---------
                 Net realized and unrealized gain (loss) on
                    investments                                     879,338         576,327          508,051          943,908
                                                                  ---------       ---------        ---------        ---------
                 Increase (decrease) in net
                    assets from operations                          899,775         547,434          472,600          887,610
                                                                  =========       =========        =========        =========







                                                                    SCUDDER
                                                                   EQUITY 500          TOTAL
                                                                 ----------------   --------------
Income:
     Dividends                                                        12,673           178,480
Expenses:
     Mortality and expense risk charges                               15,744           279,590
                                                                  ----------        ----------
                 Net investment income                                (3,071)         (101,110)
                                                                  ----------        ----------
Realized and unrealized gains (losses) on investments:
     Realized gain (loss) on sale of fund share                     (155,049)         (208,244)
     Realized gain distributions from underlying
        mutual fund                                                     --               4,260
     Change in unrealized appreciation (depreciation)
        of investments                                               386,444         3,576,419
                                                                  ----------        ----------
                 Net realized and unrealized gain (loss) on
                    investments                                      231,395         3,372,435
                                                                  ----------        ----------
                 Increase (decrease) in net
                    assets from operations                           228,324         3,271,325
                                                                  ==========        ==========



See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2003

                                                                         MORGAN STANLEY                           FEDERATED
                                                         -------------------------------------------   -----------------------------
                                                                                            EMERGING      FUND FOR
                                                         INTERNATIONAL                      MARKETS       U.S. GOV'T     PRIME MONEY
                                                            MAGNUM I       HIGH YIELD I     EQUITY I       SECS II         FUND II
                                                            --------       ------------     --------       -------         -------
Operations:
     Net investment income                                $    (6,902)        (3,677)        (3,359)        20,390         (4,286)
     Net realized and unrealized gain (loss) on
        investments                                           103,841         54,970         86,516        (11,911)          --
                                                          -----------    -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                 96,939         51,293         83,157          8,479         (4,286)
                                                          -----------    -----------    -----------    -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions         (204,401)       (40,415)       (77,127)      (417,602)      (397,345)
     Transfers between separate account investment
        portfolios                                              9,061          7,347         (5,768)        33,462        113,199
     Transfers out for contract maintenance charges              (403)          (119)          (242)          (465)          (761)
     Breakage costs                                               (85)          --             --             --             --
     Other transfers                                                2            (59)             1           (143)            (1)
                                                          -----------    -----------    -----------    -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions       (195,826)       (33,246)       (83,136)      (384,748)      (284,908)
                                                          -----------    -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets            (98,887)        18,047             21       (376,269)      (289,194)
Net assets, beginning of year                                 624,560        245,205        241,856      1,043,122        683,142
                                                          -----------    -----------    -----------    -----------    -----------
Net assets, end of year                                   $   525,673        263,252        241,877        666,853        393,948
                                                          ===========    ===========    ===========    ===========    ===========


                                                                                 MFS INVESTMENT MANAGEMENT
                                                                      ----------------------------------------------------------
                                                                                         MFS NEW    MFS INVESTORS
                                                                        MFS TOTAL      DISCOVERY        GROWTH     MFS VIT VALUE
                                                                       RETURN SERIES     SERIES      STOCK SERIES     SERIES--IC
                                                                       -------------     ------      ------------     ----------
Operations:
     Net investment income                                                 20,437        (28,893)       (35,451)       (56,298)
     Net realized and unrealized gain (loss) on
        investments                                                       879,338        576,327        508,051        943,908
                                                                      -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                            899,775        547,434        472,600        887,610
                                                                      -----------    -----------    -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions                   (1,952,597)      (738,717)    (1,037,023)    (1,881,108)
     Transfers between separate account investment
        portfolios                                                        (30,505)       (24,403)        29,829       (110,981)
     Transfers out for contract maintenance charges                        (4,330)        (2,215)        (2,464)        (4,013)
     Breakage costs                                                           996            101            641            143
     Other transfers                                                          333            304            262            888
                                                                      -----------    -----------    -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions                 (1,986,103)      (764,930)    (1,008,755)    (1,995,071)
                                                                      -----------    -----------    -----------    -----------
                 Increase (decrease) in net assets                     (1,086,328)      (217,496)      (536,155)    (1,107,461)
Net assets, beginning of year                                           7,476,096      2,101,233      2,672,266      5,473,814
                                                                      -----------    -----------    -----------    -----------
Net assets, end of year                                                 6,389,768      1,883,737      2,136,111      4,366,353
                                                                      ===========    ===========    ===========    ===========

                                                                         SCUDDER
                                                                        EQUITY 500      TOTAL
                                                                        ----------      -----
Operations:
     Net investment income                                                 (3,071)      (101,110)
     Net realized and unrealized gain (loss) on
        investments                                                       231,395      3,372,435
                                                                      -----------    -----------
                 Increase (decrease) in net assets from
                    operations                                            228,324      3,271,325
                                                                      -----------    -----------
Contract-related transactions:
     Transfers out for contract-related transactions                     (224,731)    (6,971,066)
     Transfers between separate account investment
        portfolios                                                        (21,241)          --
     Transfers out for contract maintenance charges                        (5,611)       (20,623)
     Breakage costs                                                           (29)         1,767
     Other transfers                                                         --            1,587
                                                                      -----------    -----------
                 Net decrease in net assets derived
                    from contract-related transactions                   (251,612)    (6,988,335)
                                                                      -----------    -----------
                 Increase (decrease) in net assets                        (23,288)    (3,717,010)
Net assets, beginning of year                                           1,124,918     21,686,212
                                                                      -----------    -----------
Net assets, end of year                                                 1,101,630     17,969,202
                                                                      ===========    ===========

See accompanying notes to financial statements

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 2003




(1)    ORGANIZATION

       The LPLA Separate Account One (the Separate Account), which is not currently being marketed, is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was purchased in September of 2003 through an agreement with London Pacific Life and Annuity Company, which was in receivership at that time. Since November of 2003, all activity in the account has been the responsibility of the Company; however, there has been no additional investment in the account as it has been frozen since it went into receivership in 2002.

       The contract has 10 investment choices:


Morgan Stanley:
   International Magnum I               Seeks long-term capital appreciation by
                                        investing primarily in equity securities
                                        of non-U.S. issuers domiciled in EAFE
                                        countries
   High Yield I                         Seeks above-average total return over a
                                        market cycle of three to five years by
                                        investing primarily in a diversified
                                        portfolio of high yield securities
   Emerging Markets Equity I            Seeks long-term capital appreciation by
                                        investing primarily in growth-oriented
                                        equity securities of issuers in emerging
                                        market countries
Federated:
   Fund for US Gov't Securities II      Seeks to provide current income by
                                        investing primarily in a diversified
                                        portfolio of U.S. Government securities
   Prime Money Fund II                  Seeks to provide current income
                                        consistent with stability of principal
                                        and liquidity by investing primarily in
                                        a portfolio of short-term, high-quality
                                        fixed income securities
MFS Investment Management:
   MFS Total Return Series              Seeks to provide above-average income
                                        consistent with the prudent employment
                                        of capital. Secondarily seeks to provide
                                        reasonable opportunity for growth of
                                        capital and income
   MFS New Discovery Series             Seeks capital appreciation
   MFS Investors Growth Stock Series    Seeks capital appreciation and
                                        reasonable income
   MFS VIT Value Series -- IC           Seeks to provide long-term growth of
                                        capital and future income rather than
                                        current income

Scudder Equity 500  Fund                Seeks to match as closely as possible,
                                        before expenses, the performance of the
                                        Standard & Poor's 500 Composite Stock
                                        Price Index (S&P 500 Index)

                                        5                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                            LPLA SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 2003

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (A)      INVESTMENT VALUATION

                  Investments in mutual fund shares are carried in the statement of net assets at the net asset value of the underlying mutual fund.

         (B)      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

                  Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

         (C)      UNIT VALUATIONS

                  Investments in all 10 investment options are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units, depending on the payment plan selected (see note 4). Every business day the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

         (D)      FEDERAL INCOME TAX

                  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         (E)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating risks, are presented below and throughout notes to the financial statements.

                    o Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial


                                       6                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                               December 31, 2003


                         statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                    o Investments -- The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.

(3)      PURCHASES AND SALES OF INVESTMENTS

         The cost of purchases and proceeds from sales of investment options for the year ended December 31, 2003 were as follows:

                                                                2003
                                                     ---------------------------
                                                     PURCHASES           SALES
                                                     ----------       ----------
MS International Magnum I                            $   19,654          231,547
MS High Yield I                                          11,779           49,822
MS Emerging Markets Equity I                              5,890           95,168
Federated Fund for US Gov't Securities II               102,142          499,376
Federated Prime Money Fund II                           353,155          646,731
MFS Total Return Series                                 201,070        2,292,610
MFS New Discovery Series                                 45,661          812,131
MFS VIT Value Series -- IC                              102,778        2,152,596
MFS Investors Growth Stock Series                       111,856        1,139,227
Scudder Equity 500 Fund                                   4,751           28,404
                                                     ----------       ----------
                                                     $  958,736        7,947,612
                                                     ==========       ==========



(4)      EXPENSES AND RELATED PARTY TRANSACTIONS

         Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are 1.5% on an annual basis.

         This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

         Additionally, a $36 fee is assessed annually on the anniversary of all contracts where the total anniversary value is less than $50,000. This charge, referred to contractually as a contract maintenance charge, is not assessed on those contracts worth $50,000 or more on a given anniversary. If, in subsequent years, the policy anniversary value falls below the threshold, the fee will be assessed on that anniversary.


                                       7                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                              LPLA SEPARATE ACCOUNT
                             Statement of Net Assets
                                December 31, 2002

                                                           MORGAN STANLEY                         FEDERATED
                                              -----------------------------------------    -----------------------
                                                                              EMERGING     FUND FOR
                                              INTERNATIONAL                   MARKETS     US GOV'T      PRIME MONEY
                                                MAGNUM I       HIGH YIELD I   EQUITY I      SECS II        FUND II
                                              -------------    ------------   --------    ---------     -----------
Assets:
  Morgan Stanley:
    International Magnum I
      80,326.724 shares at $7.78 per
      share (cost $979,332.04)                     $624,560              --          --          --             --
    High Yield I
      43,503.060 shares at $5.64 per
      share (cost $336,674.50)                           --         245,205          --          --             --
    Emerging Markets Equity I
      40,067.509 shares at $6.04 per
      share (cost $404,780.15)                           --              --     241,856          --             --
  Federated:
    Federated Fund for U.S. Gov't. Secs II
      87,126.044 shares at $11.99 per
      share (cost $1,002,474.22)                         --              --          --    1,043,122            --
    Federated Prime Money Fund II
      683,563.84 shares at $1 per share
      (cost $683,141.86)                                 --              --          --          --        683,142
  MFS Investment Management:
    MFS Total Return Series
      438,451.385 shares at $17.14 per
      share (cost $7,441,201.61)                         --              --          --          --             --
    MFS New Discovery Series
      201,393.196 shares at $10.44 per
      share (cost $2,167,651.61)                         --              --          --          --             --
    MFS Investors Growth Stock Series
      377,804.515 shares at $7.08 per
      share (cost $2,819,446.86)                         --              --          --          --             --
    MFS VIT Value Series - IC
      636,804.642 shares at $8.63 per
      share (cost $5,511,871.03)                         --              --          --          --             --
    Deutsche VIT Equity
      _____ shares at $______ per
      share (cost $1,716,634.52)                         --              --          --          --             --
                                                    -------         -------     -------    ---------       -------
                  Total Assets                      624,560         245,205     241,856    1,043,122       683,142
Liabilities:
  M&E Fees Payable                                       --              --          --          --             --
  Dividends Accrued                                      --              --          --          --             --
                                                    -------         -------     -------    ---------       -------
                  Net Assets                        624,560         245,205     241,856    1,043,122       683,142
                                                    =======         =======     =======    =========       =======




                                                              MFS INVESTMENT MANAGEMENT
                                              ---------------------------------------------------------
                                                               MFS NEW     MFS INVESTORS     MFS VIT
                                               MFS TOTAL      DISCOVERY       GROWTH          VALUE        DEUTSCHE VIT
                                              RETURN SERIES     SERIES      STOCK SERIES    SERIES - IC        EQUITY        TOTAL
                                              -------------   ---------    -------------    -----------     -------------  ---------
Assets:
  Morgan Stanley:
    International Magnum I
      80,326.724 shares at $7.78 per
      share (cost $979,332.04)                           --          --               --            --              --       624,560
    High Yield I
      43,503.060 shares at $5.64 per
      share (cost $336,674.50)                           --          --               --            --              --       245,205
    Emerging Markets Equity I
      40,067.509 shares at $6.04 per
      share (cost $404,780.15)                           --          --               --            --              --       241,856
  Federated:
    Federated Fund for U.S. Gov't. Secs II
      87,126.044 shares at $11.99 per
      share (cost $1,002,474.22)                         --          --               --            --              --     1,043,122
    Federated Prime Money Fund II
      683,563.84 shares at $1 per share
      (cost $683,141.86)                                 --          --               --            --              --       683,142
  MFS Investment Management:
    MFS Total Return Series
      438,451.385 shares at $17.14 per
      share (cost $7,441,201.61)                  7,476,096          --               --            --              --     7,476,096
    MFS New Discovery Series
      201,393.196 shares at $10.44 per
      share (cost $2,167,651.61)                         --   2,101,233               --            --              --     2,101,233
    MFS Investors Growth Stock Series
      377,804.515 shares at $7.08 per
      share (cost $2,819,446.86)                         --          --        2,672,266            --              --     2,672,266
    MFS VIT Value Series - IC
      636,804.642 shares at $8.63 per
      share (cost $5,511,871.03)                         --          --               --     5,473,814              --     5,473,814
    Deutsche VIT Equity
      _____ shares at $______ per
      share (cost $1,716,634.52)                         --          --               --            --       1,124,918     1,124,918
                                                  ---------   ---------        ---------     ---------       ---------    ----------
                  Total Assets                    7,476,096   2,101,233        2,672,266     5,473,814       1,124,918    21,686,212
Liabilities:
  M&E Fees Payable                                       --          --               --            --              --            --
  Dividends Accrued                                      --          --               --            --              --            --
                                                  ---------   ---------        ---------     ---------       ---------    ----------
                  Net Assets                      7,476,096   2,101,233        2,672,266     5,473,814       1,124,918    21,686,212
                                                  =========   =========        =========     =========       =========    ==========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                               December 31, 2003



         A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:

          NUMBER OF COMPLETE YEARS FROM                   SURRENDER
           RECEIPT OF PURCHASE PAYMENTS                     CHARGE
---------------------------------------------------   -------------------
                      0 - 1                                           6%
                        1                                             6%
                        2                                             6%
                        3                                             5%
                        4                                             5%
                        5                                             4%
                        6                                             3%
                        7                                             2%
                        8                                             2%
                        9                                             1%
                10 and thereafter                                     0%


         The Regency Series II Variable Annuity is a C-Share (no load) contract and, as such, distributions from the contract are not subject to the surrender charge schedule above. All mortality and expense charges and contract maintenance charges still apply.

         As a result of the North Carolina Department of Insurance placing the London Pacific Life and Annuity Company into receivership in 2002, many contract owners withdrew all available funds not restricted under the terms of the receivership arrangement. This resulted in abnormally high surrender charges being assessed in 2003. For 2003, a total of $226,693.67 was assessed on 197 contracts ($1,150.73 average per contract).

         The Company also has the contractual right to assess a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year. Currently, such charges are not assessed.

                                       8                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                               December 31, 2003


(5)      CHANGE IN UNITS OUTSTANDING

         The changes in units outstanding for the year ended December 31, 2003 was as follows:

                                                                   2003
                                                --------------------------------------------
                                                                  UNITS         NET INCREASE
                                                UNITS ISSUED     REDEEMED        (DECREASE)
                                                ------------     ---------      ------------
MS International Magnum I                            2,403          29,580         (27,177)
MS High Yield I                                      1,245           7,581          (6,336)
MS Emerging Markets Equity I                           640          13,924         (13,284)
Federated Fund for US Gov't. Securities II           8,392          38,792         (30,400)
Federated Prime Money Fund II                      321,567         610,803        (289,236)
MFS Total Return Series                             12,762         122,602        (109,840)
MFS New Discovery Series                             4,983          71,328         (66,345)
MFS VIT Value Series -- IC                          10,462         239,010        (228,548)
MFS Investors Growth Stock Series                    9,220         141,431        (132,211)
Scudder Equity 500 Fund                              1,030          28,656         (27,626)
                                                 ---------       ---------       ---------
                     Total                         372,704       1,303,707        (931,003)
                                                 =========       =========       =========



(6)      FINANCIAL HIGHLIGHTS

         A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2003 follows:


                                                       DECEMBER 31
                                    ------------------------------------------------                    YEAR ENDED DECEMBER 31
                                                  UNIT FAIR VALUE                                      ------------------------
                                                     LOWEST TO                         INVESTMENT *      EXPENSE      TOTAL **
                                        UNITS         HIGHEST           NET ASSETS     INCOME RATIO       RATIO        RETURN
                                    -------------  -------------       -------------   -------------   -----------    ---------
MS International Magnum I:
  2003                                     53,101    5.42 - 7.89       $     525,673           0.9         1.5        20.31%
MS High Yield I:
  2003                                     37,140    7.95 - 9.83             263,252           7.7         1.5        32.18%
MS Emerging Markets Equity I:
  2003                                     26,758    6.14 - 9.80             241,877           0.9         1.5        19.25%
Federated Fund for US Gov't
  Securities II:
  2003                                     56,672  11.89 - 12.92             666,853           3.6         1.5         0.82%

                                       9                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                           LPLA SEPARATE ACCOUNT ONE

                         Notes to Financial Statements

                                December 31, 2003

                                                       DECEMBER 31
                                     ------------------------------------------------                    YEAR ENDED DECEMBER 31
                                                  UNIT FAIR VALUE                                      ------------------------
                                                     LOWEST TO                         INVESTMENT *      EXPENSE      TOTAL **
                                        UNITS         HIGHEST           NET ASSETS     INCOME RATIO       RATIO        RETURN
                                     -------------  -------------       -------------   -------------   -----------    ---------
Federated Prime Money Fund II:
  2003                                    393,906     1.09 - 1.10            393,948            0.70%        1.50       (0.83)%
MFS Total Return Series:
  2003                                    326,338    9.48 - 11.46          6,389,768            2.14%        1.50       12.73%
MFS New Discovery Series:
  2003                                    134,923    8.83 - 13.07          1,883,737           (0.62)        1.50       24.09%
MFS Investors Growth
  Stock Series:
  2003                                    245,228    8.78 - 11.45          2,136,111            0.04%        1.50       17.46%
MFS VIT Value Series -- IC:
  2003                                    405,729    8.85 - 12.18          4,366,353            1.17%        1.50       18.77%
Scudder Equity 500 Fund:
  2003                                     94,646     6.99 - 9.68          1,101,630            1.50%        1.50       20.79%


       * The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

       ** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                         Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                   (With Independent Auditors' Report Thereon)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                TABLE OF CONTENTS



                                                                                                                     PAGE
Independent Auditors' Report                                                                                          1

Statutory Financial Statements:

     Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                    2

     Statutory Statements of Operations                                                                               3

     Statutory Statements of Changes in Capital and Surplus                                                           4

     Statutory Statements of Cash Flow                                                                                5

     Notes to Statutory Financial Statements                                                                          6

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company (the Company) as of December 31, 2004 and 2003, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2, the Company prepared these statutory financial statements in conformity with the accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from accounting principles generally accepted in the Unites States of America. The effects on the statutory financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Fidelity Security Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the years in the three-year period then ended.

Also, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Fidelity Security Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years then ended on the basis of accounting described in note 2.

/s/ KPMG LLP



Kansas City, Missouri
April 7, 2005

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
                           December 31, 2004 and 2003

                                                                                                    2004                2003
                                                                                               ---------------     ---------------
                                 ADMITTED ASSETS

Bonds, at amortized cost (market, $380,413,858 and $367,021,028 in 2004
       and 2003, respectively)                                                                 $   370,087,011         358,700,916
Preferred stocks, at market (cost of $250,000 in 2003)                                                      --              31,500
Common stocks, at market (cost of $464,205 and $1,355,451 in 2004
       and 2003, respectively)                                                                         534,147           1,050,247
Mortgage loans on real estate                                                                        7,250,651           7,940,445
Policy loans                                                                                         6,251,427           6,281,921
Cash and short-term investments                                                                     29,045,888          20,649,021
Other invested assets                                                                                4,153,108           4,456,217
Receivable for securities sold                                                                       2,935,028                  --
                                                                                               ---------------     ---------------
                           Total cash and invested assets                                          420,257,260         399,110,267
Due and deferred premiums                                                                            7,887,408           9,007,371
Accrued investment income                                                                            3,787,504           3,885,223
Accrued retrospective premiums                                                                       1,032,684                  --
Federal income tax recoverable (including deferred tax asset of
       $637,732 and $631,254 in 2004 and 2003, respectively)                                           637,732             742,373
Due from reinsurers and other companies                                                              1,880,159           5,135,090
Receivable from parent, subsidiaries, and affiliates                                                   412,892                  --
Amount receivable relating to uninsured accident and health plans                                           --              53,311
State guaranty fund deposits                                                                           256,846             346,988
Assets held in separate account                                                                     18,491,638           3,965,841
                                                                                               ---------------     ---------------
                           Total admitted assets                                               $   454,644,123         422,246,464
                                                                                               ===============     ===============
                                    LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
       Aggregate reserves:
            Life insurance and annuity contracts                                               $   331,881,585         321,896,067
            Accident and health insurance                                                           11,242,569          10,876,852
       Claim reserves:
            Life insurance                                                                           2,210,551           2,123,642
            Accident and health insurance                                                            9,318,099           9,690,428
       Advance premiums and unapplied receipts                                                       1,292,193           1,678,207
       Provision for experience rating refunds                                                       1,322,967           1,239,466
       Due to reinsurers and other companies                                                        12,351,224          13,519,381
       Commissions, taxes, and general expenses                                                      4,955,738           2,695,651
       Current federal and foreign income taxes                                                        202,824                  --
       Interest maintenance reserve (IMR)                                                            5,164,269           4,070,769
       Asset valuation reserve (AVR)                                                                 1,750,441           1,688,333
       Liabilities related to separate account                                                      18,491,638           3,965,841
                                                                                               ---------------     ---------------
                           Total liabilities                                                       400,184,098         373,444,637
                                                                                               ---------------     ---------------
Capital and surplus:
       Capital stock, $2.50 par value. Authorized 1,100,000 shares; issued and
            outstanding 987,347 shares in 2004 and 2003                                              2,500,000           2,500,000
       Preferred stock, $100.00 par value. Authorized 50,000 shares; issued and
            outstanding 30,000 shares in 2004 and 2003                                               3,000,000           3,000,000
       Paid-in and contributed surplus                                                               1,268,987           1,188,310
       Unassigned surplus                                                                           48,244,551          42,604,542
                                                                                               ---------------     ---------------
                                                                                                    55,013,538          49,292,852
       Less treasury stock, at cost, 12,653 and 13,653 shares in 2004 and 2003, respectively           553,513             491,025
                                                                                               ---------------     ---------------
                           Total capital and surplus                                                54,460,025          48,801,827
                                                                                               ---------------     ---------------
                           Total liabilities and capital and surplus                           $   454,644,123         422,246,464
                                                                                               ===============     ===============

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                       Statutory Statements of Operations
                  Years ended December 31, 2004, 2003 and 2002

                                                                  2004               2003               2002
                                                              -------------      -------------      -------------
Income:
   Life premiums                                              $  19,647,968         12,021,821         11,834,351
   Annuity deposits                                              32,661,823         19,356,249         14,692,289
   Accident and health premiums                                 102,935,627         83,424,944         51,086,014
   Investment income, net                                        19,830,438         20,065,858         22,750,603
   Amortization of IMR                                              925,130            823,970            582,598
                                                              -------------      -------------      -------------
      Total income                                              176,000,986        135,692,842        100,945,855
                                                              -------------      -------------      -------------
Policy benefits and expenses:
   Life insurance                                                 7,576,335          8,041,999          7,621,844
   Annuities                                                     28,932,169         20,415,643         21,587,162
   Accident and health insurance                                 62,653,780         53,943,872         38,294,946
   Increase in aggregate reserves                                10,999,179         12,634,805          1,331,261
                                                              -------------      -------------      -------------
      Total policy benefits and expenses                        110,161,463         95,036,319         68,835,213
Commissions, net of ceding allowances                            25,076,525         17,494,902         13,302,195
General insurance expenses                                       15,347,126         14,246,301         13,502,897
Insurance taxes, licenses, and fees                               3,579,420          3,820,063          1,861,899
Change in loading and cost of collection on due and
   deferred premiums                                                137,118            (14,572)            15,308
Separate account transfers                                       13,219,037            (25,799)           142,436
                                                              -------------      -------------      -------------
                                                                167,520,689        130,557,214         97,659,948
                                                              -------------      -------------      -------------
      Income before Federal income taxes and net realized
         capital gains                                            8,480,297          5,135,628          3,285,907
Federal income taxes                                              2,172,559          1,051,042            328,747
                                                              -------------      -------------      -------------
      Income before net realized capital gains                    6,307,738          4,084,586          2,957,160
Net realized capital losses, net of income taxes and IMR
   transfers                                                     (1,331,324)        (1,083,105)          (373,700)
                                                              -------------      -------------      -------------
      Net income                                              $   4,976,414          3,001,481          2,583,460
                                                              =============      =============      =============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                  Years ended December 31, 2004, 2003 and 2002


                                                                                                PAID-IN AND
                                                                COMMON          PREFERRED       CONTRIBUTED      UNASSIGNED
                                                                 STOCK            STOCK           SURPLUS          SURPLUS
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2001                                    $  2,500,000        3,000,000          996,198       37,600,684
       Net income                                                       --               --               --        2,583,460
       Change in unrealized capital gains and losses                    --               --               --          220,021
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --          (49,436)
       Change in net deferred income taxes                              --               --               --         (535,437)
       Change in nonadmitted assets                                     --               --               --          307,110
       Change in asset valuation reserve                                --               --               --         (724,111)
       Sale of treasury stock                                           --               --          192,112               --
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2002                                       2,500,000        3,000,000        1,188,310       39,169,791
       Net income                                                       --               --               --        3,001,481
       Change in unrealized capital gains and losses                    --               --               --          363,044
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --         (129,118)
       Change in net deferred income taxes                              --               --               --           (7,441)
       Change in nonadmitted assets                                     --               --               --           (1,696)
       Change in asset valuation reserve                                --               --               --          440,981
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2003                                       2,500,000        3,000,000        1,188,310       42,604,542
       Net income                                                       --               --               --        4,976,413
       Change in unrealized capital gains and losses                    --               --               --          593,648
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --          193,822
       Change in net deferred income taxes                              --               --               --            6,479
       Change in nonadmitted assets                                     --               --               --          164,255
       Change in asset valuation reserve                                --               --               --          (62,108)
       Sales of 7,200 shares of treasury stock                          --               --           80,677               --
       Purchase of 6,200 shares of treasury stock                       --               --               --               --
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2004                                    $  2,500,000        3,000,000        1,268,987       48,244,551
                                                              ============     ============     ============     ============


                                                                 TREASURY
                                                                   STOCK             TOTAL
                                                                ------------      ------------
Balance, December 31, 2001                                          (997,979)       43,098,903
       Net income                                                         --         2,583,460
       Change in unrealized capital gains and losses                      --           220,021
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --           (49,436)
       Change in net deferred income taxes                                --          (535,437)
       Change in nonadmitted assets                                       --           307,110
       Change in asset valuation reserve                                  --          (724,111)
       Sale of treasury stock                                        506,954           699,066
                                                                ------------      ------------
Balance, December 31, 2002                                          (491,025)       45,367,076
       Net income                                                         --         3,001,481
       Change in unrealized capital gains and losses                      --           363,044
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --          (129,118)
       Change in net deferred income taxes                                --            (7,441)
       Change in nonadmitted assets                                       --            (1,696)
       Change in asset valuation reserve                                  --           440,981
                                                                ------------      ------------
Balance, December 31, 2003                                          (491,025)       48,801,827
       Net income                                                         --         4,976,413
       Change in unrealized capital gains and losses                      --           593,648
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --           193,822
       Change in net deferred income taxes                                --             6,479
       Change in nonadmitted assets                                       --           164,255
       Change in asset valuation reserve                                  --           (62,108)
       Sales of 7,200 shares of treasury stock                       224,463           305,140
       Purchase of 6,200 shares of treasury stock                   (286,951)         (286,951)
                                                                ------------      ------------
Balance, December 31, 2004                                          (553,513)       54,460,025
                                                                ============      ============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                        Statutory Statements of Cash Flow
                  Years ended December 31, 2004, 2003 and 2002

                                                                                      2004              2003            2002
                                                                                   -------------    -------------    -------------
Cash from operations:
      Premium and annuity considerations                                           $ 153,476,268      120,717,698      124,831,764
      Considerations for supplemental contracts with life contingencies                1,994,190        2,372,981        2,382,053
      Investment income, net                                                          22,328,293       23,242,739       23,104,200
      Commission and expense allowances on reinsurance ceded                          43,768,796       44,303,003       14,714,228
      Fees associated with investment management, administration,
           and contract guarantees from separate account                                 250,211          200,046               --
      Miscellaneous income                                                                19,008          545,984          552,710
      Death benefits                                                                  (6,643,853)      (7,376,792)      (6,620,890)
      Annuity benefits                                                               (26,882,121)     (18,486,149)     (19,815,821)
      Disability benefits and benefits under accident and health policies            (62,653,780)     (53,943,872)     (38,294,946)
      Surrender benefits and other fund withdrawals                                     (929,107)        (665,207)      (1,000,954)
      Interest on policy or contract funds                                               (19,884)         (15,372)         (17,695)
      Payments on supplementary contracts with life contingencies                     (2,050,047)      (1,929,494)      (1,771,341)
      Contract claims--life                                                               86,909          607,027         (978,136)
      Contract claims--A&H                                                              (372,329)       1,180,713       (3,656,462)
      Other amounts payable on reinsurance                                              (143,883)      (2,942,346)      (7,804,710)
      Other amounts receivable under reinsurance contracts                             3,254,931          532,211        6,472,002
      Commissions on premiums and annuity considerations                             (68,103,335)     (60,824,372)     (61,942,961)
      Commissions and expense allowances on reinsurance assumed                         (741,986)        (973,532)        (698,038)
      General insurance expenses                                                     (15,616,345)     (14,992,331)     (14,055,608)
      Insurance, taxes, licenses, and fees                                            (3,579,420)      (3,820,063)      (1,861,899)
      Aggregate write-ins for deductions                                                  89,855          163,132          198,281
      Commissions to agents due or accrued                                               860,439       (1,164,959)      (4,299,724)
      General expense due or accrued                                                     616,003          997,614          (73,297)
      Taxes, licenses, or fees due or accrued, excluding FIT                             683,828          287,217       (1,067,676)
      Amounts receivable relating to uninsured plans                                      53,311              627          (53,938)
      Guaranty funds receivable or on deposit                                             90,142          275,607         (298,491)
      Nonadmitted guaranty funds receivable or on deposit                                164,302           (1,696)              --
      Net transfers to separate account                                              (13,219,037)          25,799         (142,436)
      Federal income taxes                                                            (2,003,000)        (708,808)        (295,862)
                                                                                   -------------    -------------    -------------
                           Net cash provided by operations                            24,778,359       27,607,405        7,504,353
                                                                                   -------------    -------------    -------------
Cash from investments:
      Proceeds from investments sold, matured, or repaid:
           Bonds                                                                     141,312,027      154,604,373       87,427,778
           Stocks                                                                     17,109,270        1,449,065          487,746
           Mortgage loans                                                                665,950          239,955               --
           Miscellaneous proceeds                                                             --        2,810,075          529,911
      Costs of investments acquired:
           Bonds                                                                    (153,367,738)    (181,707,621)    (102,822,026)
           Stocks                                                                    (16,539,943)      (1,304,269)        (307,251)
           Mortgage loans                                                                     --       (4,586,388)      (3,600,000)
           Other invested assets                                                              --         (671,838)        (416,097)
           Miscellaneous applications                                                 (2,935,028)              --       (2,428,441)
      Net decrease in policy loans                                                        30,495          272,395         (221,814)
                                                                                   -------------    -------------    -------------
                           Net cash used in investments                              (13,724,967)     (28,894,253)     (21,350,194)
                                                                                   -------------    -------------    -------------
Cash from financing and miscellaneous sources:
      Purchase of treasury stock                                                        (286,951)              --          192,112
      Sales of treasury stock                                                            305,140               --        1,883,775
      Deposits on deposit-type contracts                                                (631,436)       1,819,670       11,728,640
      Other cash provided                                                             (1,810,778)       3,426,370         (232,500)
      Dividends paid to stockholders                                                    (232,500)        (232,500)      (1,860,939)
      Withdrawals on deposit-type contracts without life contingencies                        --       (1,869,196)        (404,804)
                                                                                   -------------    -------------    -------------
                           Net cash provided by (used in) financing and
                             miscellaneous sources                                    (2,656,525)       3,144,344       11,306,284
                                                                                   -------------    -------------    -------------
                           Increase in cash and short-term investments                 8,396,867        1,857,496       (2,539,557)
Cash and short-term investments:
      Beginning of year                                                               20,649,021       18,791,525       21,331,082
                                                                                   -------------    -------------    -------------
      End of year                                                                  $  29,045,888       20,649,021       18,791,525
                                                                                   =============    =============    =============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002



(1)      ORGANIZATION

         Fidelity Security Life Insurance Company (the Company) is a stock life insurance company writing life, accident, and health and variable and fixed annuity contracts. The Company is domiciled in the state of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life, and group accident and health, including group medical and self-funding arrangements, primarily through independent brokers and third-party administrators who specialize in group coverage.

         The top geographic locations in the United States for premiums and deposits earned by the Company were California, Florida, Illinois, Texas, Pennsylvania, and Missouri for the years ended December 31, 2004, 2003 and 2002. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      BASIS OF PRESENTATION

                  The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance. Prescribed statutory accounting practices are promulgated by the National Association of Insurance Commissioners (NAIC), as well as through state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices other than those so prescribed.

                  Accounting practices prescribed or permitted by the Missouri Department of Insurance comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). The more significant differences are as follows:

                  (a) Investments in bonds are recorded at amortized cost or fair values established and/or approved by the NAIC. GAAP requires investments, other than those in subsidiaries, to be classified as held to maturity, trading, or available-for-sale. Held-to-maturity securities are carried at amortized cost; trading securities are carried at fair value, with the changes in fair value included in the statement of income; and available-for-sale securities are carried at fair value, with the changes in fair value reflected as a separate component of surplus.

                  (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office (SVO) of the NAIC; while, under GAAP, common stocks are reported at market value.

                  (c) Subsidiaries are included as common stock carried under the statutory equity method, with the changes in value of subsidiaries credited directly to the Company's surplus for statutory accounting. Income from subsidiaries is recognized in the statement of operations only to the extent of dividends received; while GAAP requires either consolidation or the equity or net income of subsidiaries to be credited to the statement.

                  (d) Certain assets designated as "nonadmitted assets" (principally prepaid guaranty association assessments) have been excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to unassigned surplus; whereas, for GAAP, these assets are



                                       6                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                           recognized in the balance sheets. As of December 31, 2004 and 2003, "nonadmitted assets" totaled $579,725 and $210,401, respectively.

                  (e) The asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are contingency reserves for possible losses on investments, are recorded as liabilities through charges to surplus and net income, respectively. Gains and losses captured in the IMR are being amortized into income ratably from the date of the sale of the security to the original contractual maturity of the security sold. Under GAAP, there are no provisions for AVR and IMR.

                  (f) Assets and liabilities are recorded net of ceded reinsurance balances; whereas, for GAAP, amounts are recorded gross.

                  (g) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred; while, under GAAP, acquisition costs are capitalized and amortized to operations as the revenues are recognized.

                  (h) Changes in deferred income taxes are recorded directly to surplus as opposed to being an item of income tax benefit or expense for GAAP financial reporting purposes. Admittance testing may result in a charge to capital and surplus for nonadmitted portions of deferred tax assets. Under GAAP reporting, a valuation allowance may be recorded against the deferred tax asset and reflected as an expense for financial reporting purposes.

                  (i) Statutory policy reserves are based on statutory mortality and interest assumptions prescribed or permitted by statutes, without consideration of lapses or withdrawals. Under GAAP, statutory policy reserves for life insurance consider lapses and withdrawals. In addition, the effect, if any, on reserves due to a change in reserve on account of change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.

                  (j) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees, which are recognized when assessed against the policyholder account balance. Additionally, under GAAP, premium receipts on universal life-type contracts arc considered deposits and are recorded as interest-bearing liabilities.

                  (k) Comprehensive income and its components are not presented in the statutory financial statements.

                  (l) The statement of cash flow differs in certain respects from the presentation required by Statement of Financial Accounting Standards (SFAS) No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with original maturities of one year or less.



                                       7                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         (b)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Company's day-to-day operations and to the process of preparing its statutory financial statements. The more significant of those risks and uncertainties, as well as the Company's method for mitigating the risks, are presented below and throughout the notes to the statutory financial statements.

                  o Statutory Financial Statements--The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                  o Investments--The Company is exposed to risks that issuers of securities owned by the Company will default or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is exposed to prepayment risk. As interest rates decline, the rate at which these securities pay down principal will generally increase. Management mitigates these risks by conservatively investing in high-grade securities and by matching maturities of its investments with the anticipated payouts of its liabilities.

                  o External Factors--The Company is highly regulated by the NAIC and the Missouri Department of Insurance. Such regulations, among other things, limit the amount of dividends and impose restrictions on the diversification, amount, and types of investments.

                  o Reinsurance--Reinsurance contracts do not relieve the Company from its obligations to reinsureds. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that any liability arising from this contingency would not be material to the Company's financial position.

         (c)      INVESTMENTS

                  Investments are valued on the basis prescribed by the Committee on Valuation of Securities of the NAIC. Investments are generally stated as follows:

                  o Investments in bonds with an NAIC rating designation of 1 through 5 are carried at amortized cost; whereas bonds with an NAIC rating of 6 are assigned specific year-end values by the NAIC and are written down to SVO assigned values by charging statutory surplus.

                  o Preferred stocks are stated at cost, or lower of cost or market if not in good standing, as prescribed by the SVO of the NAIC.

                  o Unaffiliated common stocks are stated at market, as prescribed by the SVO of the NAIC.



                                       8                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  o Common stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more are carried on the statutory equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

                  o Mortgage loans are carried at their aggregate unpaid balances. Investments in mortgage loans are deemed to be collectible until the Company is notified of an event of default; consequently, the Company does not record an allowance for uncollectible mortgage loans until notified of an event of default.

                  o Policy loans are carried at their aggregate unpaid balances and are collateralized by the cash surrender value of the policyholder's underlying life insurance policy.

                  o Short-term investments, securities with a maturity of one year or less at date of acquisition, are carried at cost, which approximates fair value.

                  o Other invested assets are carried at GAAP equity of $4,153,108 and $4,456,217 at December 31, 2004 and
                           2003, respectively.

                  Net realized gains and losses on securities transactions are determined on a specific identification basis and are included in the statutory statements of income, net of Federal income tax, subject to the provisions of the interest maintenance reserve.

                  Investment income is recognized as earned. Fixed maturity securities, excluding mortgage-backed securities, are amortized using the straight-line method for amortization of premiums and discounts. Amortized premiums and discounts are charged or credited to net investment income. Mortgage-backed securities are carried at amortized cost using the scientific method, including anticipated prepayments utilizing published data when applying interest income. In accounting for mortgage-backed securities and CMOs, the Company uses the retrospective method.

                  Other-than-temporary declines in the fair value of investments are charged to earnings when it is determined that the investor does not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment, which in certain cases may mean until maturity, or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security. Impairment indicators include, but are not limited to:

                  o A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee

                  o A significant adverse change in the regulatory, economic, or technological environment of the investee

                  o A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates



                                       9                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  o A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment

                  o Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants

         (d)      POLICY RESERVES

                  Statutory reserves for life insurance policies, other than single premium life insurance, have been computed primarily by the commissioners' reserve valuation method and net level premium reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 6.0%, depending on year of issue and type of insurance. Mortality is based principally on 1958 CSO, 1958 CET, 1960 CSG, 1980 CSO, and 1980 CET, also depending on issue year and type of insurance.

                  For single-premium life insurance policies, reserves have been computed by the universal life insurance reserve method and are based on 1980 CSO mortality with 4.0% interest.

                  Annuity reserves are calculated by the commissioners' annuity reserve valuation method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future, and all other policy-guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

                  Supplementary contracts with life contingencies are based mainly on 1983 GAM.

         (e)      PREMIUMS AND RELATED COMMISSIONS

                  Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new business, including acquisition costs such as sales commissions, are charged to operations as incurred.

         (f)      SEPARATE ACCOUNT

                  Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contract holders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in the statements of income of the Company and are reflected directly in the separate account.



                                       10                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         (g)      PREFERRED STOCK

                  The Company's board of directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were declared and paid during 2004, 2003 and 2002. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2004 or 2003.

         (h)      FAIR VALUES OF FINANCIAL INSTRUMENTS

                  Fair values for bonds are based upon market quotations from the Valuation of Securities Manual of the SVO of the NAIC.

                  The fair value for the investment in common stock of an affiliate is determined by the current offering price of the closely held company, which price is determined by the board of directors based on prior year-end statutory equity.

                  The fair value for policy loans are estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of this calculation.

                  For the remaining instruments, management believes the carrying value approximates fair value due to the short maturity, terms, and fluctuations in market conditions of those instruments.

                  The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

         (i)      CONCENTRATIONS OF INVESTMENT ASSET CREDIT RISK

                  The amortized cost of bonds at December 31, 2004 and 2003, by NAIC rating classification, are shown below:


                                              2004                              2003
                                 ------------------------------    ------------------------------
                                   AMORTIZED                         AMORTIZED
                                     COST           PERCENT            COST            PERCENT
                                 -------------    -------------    -------------    -------------
Class 1--highest quality         $ 333,555,912             90.1%   $ 292,062,306             81.4%
Class 2--high quality               36,531,099              9.9%      49,861,858             13.9%
Class 3--medium quality                     --              0.0%      10,054,812              2.8%
Class 4--low quality                        --              0.0%       5,566,673              1.6%
Class 5--lower quality                      --              0.0%         765,629              0.2%
Class 6--in or near default                 --              0.0%         389,638              0.1%
                                 -------------    -------------    -------------    -------------
                                 $ 370,087,011            100.0%   $ 358,700,916            100.0%
                                 =============    =============    =============    =============


                  Bonds with ratings from AAA to BBB, as assigned by Standard and Poor's Corporation, are generally considered as investment-grade securities. Some securities issued by the United States Government or an agency thereof are not rated, but are considered to be investment grade. The



                                       11                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  NAIC regards United States treasuries and agencies and all A ratings as Class 1 (highest quality), BBB ratings as Class 2 (high quality), BB ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

(3)      INVESTMENTS

         The amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of investments in bonds at December 31, 2004 and 2003 are as follows:


                                                                 DECEMBER 31, 2004
                                           -------------------------------------------------------------
                                                               GROSS          GROSS          ESTIMATED
                                             AMORTIZED       UNREALIZED     UNREALIZED         FAIR
                                               COST            GAINS          LOSSES           VALUE
                                           -------------   -------------   -------------   -------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies      $ 110,274,987       1,322,182          66,788     111,530,381
         Corporate securities                 70,796,713       5,197,085         280,371      75,713,427
         Mortgage-backed securities          189,015,311              --              --     189,015,311
                                           -------------   -------------   -------------   -------------
                     Total                 $ 370,087,011       6,519,267         347,159     376,259,119
                                           =============   =============   =============   =============

Common stocks:
         Banks, trusts, and insurance
            companies                      $     134,678          57,288                         191,966
         Industrial and miscellaneous            329,527          30,175          17,521         342,181
                                           -------------   -------------   -------------   -------------
                     Total                 $     464,205          87,463          17,521         534,147
                                           =============   =============   =============   =============




                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                                                                    DECEMBER 31, 2003
                                            -----------------------------------------------------------------
                                                                 GROSS            GROSS           ESTIMATED
                                              AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                 COST            GAINS           LOSSES             VALUE
                                            --------------   --------------   --------------   --------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies       $   52,995,014          674,058            5,540       53,663,532
         Corporate securities                  103,412,614        8,772,686        1,666,862      110,518,438
         Mortgage-backed securities            202,293,288               --               --      202,293,288
                                            --------------   --------------   --------------   --------------
                     Total                  $  358,700,916        9,446,744        1,672,402      366,475,258
                                            ==============   ==============   ==============   ==============
Preferred stocks:
         Industrial and miscellaneous       $      250,000               --          218,500           31,500
                                            ==============   ==============   ==============   ==============
Common stocks:
         Banks, trusts, and insurance
            companies                       $      134,676           26,390               --          161,066
         Industrial and miscellaneous            1,220,775           28,074          359,668          889,181
                                            ==============   ==============   ==============   ==============


         The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                             ESTIMATED
                                             AMORTIZED         FAIR
                                               COST            VALUE
                                           -------------   -------------
1 year or less                             $  14,750,372      15,081,880
After 1 year through 5 years                  46,425,904      47,689,171
After 5 years through 10 years                55,907,791      59,840,949
After 10 years                                63,987,633      64,631,809
                                           -------------   -------------
                                             181,071,700     187,243,809
Mortgage-backed securities                   189,015,311     189,015,311
                                           -------------   -------------
                                           $ 370,087,011     376,259,120
                                           =============   =============



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The following table presents the estimated fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2004.



                                                         LESS THAN 12 MONTHS               12 MONTHS OR MORE
                                                     -----------------------------   -----------------------------
                                                                        GROSS                           GROSS
                                                      ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED
                                                      FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                                     -------------   -------------   -------------   -------------
Bonds:
         U.S. Treasury securities and
            obligations of U.S. Government
            corporations and agencies                $   5,115,330           1,176       5,783,506          65,612
         Corporate securities                           10,505,664         230,596       1,041,860          49,775
         Mortgage-backed securities                             --              --              --              --
Common stocks:
         Industrial and miscellaneous                       98,461           4,487          86,966          13,034
                                                     -------------   -------------   -------------   -------------
                    Total                            $  15,719,455         236,259       6,912,332         128,421
                                                     =============   =============   =============   =============


         At December 31, 2004 and 2003, bonds having an amortized value of $3,750,559 and $3,699,734, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.

         The Company's sales proceeds and realized gains and losses on securities are summarized as follows:



                                                         2004              2003             2002
                                                     -------------    -------------    -------------
Sales proceeds on fixed maturity securities          $ 158,421,297      156,293,393       87,915,524
                                                     =============    =============    =============
Fixed maturities:
         Gross gains                                 $   3,506,281        3,304,179        1,062,775
         Gross losses                                   (1,799,608)      (2,529,521)      (1,362,964)
Equity securities:
         Gross gains                                            --               --               --
         Gross losses                                     (571,921)        (298,678)        (278,229)
Other invested assets:
         Gross gains                                            --          432,218          416,097
         Gross losses                                     (303,109)              --               --
                                                     -------------    -------------    -------------
                                                           831,643          908,198         (162,321)
Adjustment for:
         Amount deferred for the IMR                    (2,018,631)      (1,991,303)        (619,569)
         Income taxes                                     (144,336)              --          408,190
                                                     -------------    -------------    -------------
                     Net realized capital losses     $  (1,331,324)      (1,083,105)        (373,700)
                                                     =============    =============    =============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         Revenues in the accompanying statutory statements of operations for the years ended December 31, 2004, 2003 and 2002 include net investment income from the following sources:



                                                         2004             2003              2002
                                                     -------------    -------------    -------------
U.S. Government bonds                                $   7,864,414        4,609,683        3,084,104
Other bonds                                             11,081,066       14,713,805       18,719,637
Common stocks                                              105,489           22,049           36,835
Mortgage loans                                             498,250          363,150               --
Premium notes, policy loans, and liens                     100,665          172,114          200,364
Cash and short-term investments                            236,570          273,060          537,597
Deposits with brokers                                           --               --              185
Other                                                      280,712          323,234          558,079
                                                     -------------    -------------    -------------
                     Gross investment income            20,167,166       20,477,095       23,136,801
Investment expenses                                       (336,722)        (411,237)        (386,198)
                                                     -------------    -------------    -------------
                     Net investment income           $  19,830,444       20,065,858       22,750,603
                                                     =============    =============    =============

         Investments at adjusted cost with NAIC rating designation 6 totaled $389,638 as of December 31, 2003. In accordance with the NAIC's statutory accounting practices, these investments are reported at fair value as determined by the SVO, with the unrealized loss recorded in unassigned surplus net of deferred income taxes. The fair market values for these investments totaled $389,638 as of December 31, 2003. Unrealized loss on these investments before the effect of deferred income taxes was $549,312 as of December 31, 2003. The deferred income taxes on unrealized loss were $186,766 as of December 31, 2003. The Company had no investments with a NAIC rating designation 6 as of December 31, 2004.

         During 2003 and 2002, the Company recognized a realized loss of $65,512 and $486,801, respectively, on several bonds held by the Company where it was determined that these securities had suffered an other-than-temporary decline in value. No such losses were recognized during 2004.

(4)      FEDERAL INCOME TAXES

         The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:


                                                         2004             2003            CHANGE
                                                     -------------    -------------    -------------
Total gross deferred tax assets                      $   1,532,673        1,845,605         (312,932)
Total deferred tax liabilities                            (361,315)        (280,120)         (81,195)
                                                     -------------    -------------    -------------
                     Net deferred tax asset              1,171,358        1,565,485         (394,127)
Deferred tax asset nonadmitted in
         accordance with SSAP No. 10                      (533,626)        (934,231)         400,605
                                                     -------------    -------------    -------------
                     Admitted deferred tax asset     $     637,732          631,254            6,478
                                                     =============    =============    =============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:



                                                         2004            2003            CHANGE
                                                     -------------   -------------   -------------
Net deferred tax asset                               $   1,171,358       1,565,485        (394,127)
Less:
         Tax effect of unrealized gains and losses              --         178,059        (178,059)
         Recognized loss on
            other-than-temporary impairments                    --         189,765        (189,765)
                                                     -------------   -------------   -------------
                     Net tax effect without
                        unrealized losses and
                        impairments                  $   1,171,358       1,197,661         (26,303)
                                                     =============   =============   =============

         Deferred income tax assets and liabilities consist of the following major components:



                                                               2004              2003              CHANGE
                                                          --------------    --------------    --------------
Deferred tax assets:
         Reserve discounting                              $      707,366           746,672           (39,306)
         Unearned premium reserve                                160,938           153,671             7,267
         Recognized loss on impairments                               --           189,765          (189,765)
         Unrealized losses on investments                             --           178,059          (178,059)
         Deferred acquisition costs                              656,640           567,218            89,422
         Other                                                     7,729            10,220            (2,491)
                                                          --------------    --------------    --------------
                     Total deferred tax assets                 1,532,673         1,845,605          (312,932)
         Nonadmitted deferred tax assets                        (533,626)         (934,231)          400,605
                                                          --------------    --------------    --------------
                                                                 999,047           911,374            87,673
                                                          --------------    --------------    --------------
Deferred tax liabilities:
         Unrealized gains on investments                         (65,049)               --           (65,049)
         Book over tax basis on investments                     (296,266)         (280,120)          (16,146)
                                                          --------------    --------------    --------------
                     Net change in admitted
                        deferred tax liability                  (361,315)         (280,120)          (81,195)
                                                          --------------    --------------    --------------
                     Net admitted deferred tax asset      $      637,732           631,254             6,478
                                                          ==============    ==============    ==============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company's income tax incurred and change in deferred income tax differ from the amounts obtained by applying the Federal statutory rate of 34% to income before income taxes as follows:



                                                                 2004              2003              2002
                                                             -------------     -------------     -------------
Current income taxes incurred                                $   2,172,559         1,169,709           328,747
Tax credits                                                             --          (118,667)               --
Federal tax on net capital gains and losses                        144,336                --          (408,190)
Change in deferred income taxes                                    394,127             7,441           122,859
                                                             -------------     -------------     -------------
                     Total income tax reported               $   2,711,022         1,058,483            43,416
                                                             =============     =============     =============
Income before taxes                                          $   8,480,299         5,135,628         3,285,907
Federal statutory rate                                                  34%               34%               34%
                                                             -------------     -------------     -------------
                     Expected income tax expense
                        at 34% statutory rate                    2,883,300         1,746,114         1,117,208
Increase (decrease) in actual tax reported resulting from:
            Capital gains                                          144,336                --          (408,190)
            Amortization of IMR                                   (314,544)         (280,150)         (198,083)
            Small-company deduction                               (358,213)         (509,002)         (423,643)
            Change in unrealized loss and
               impairment on assets                                367,824            98,899                --
            Other                                                  (11,681)            2,622           (43,876)
                                                             -------------     -------------     -------------
                     Total statutory income taxes            $   2,711,022         1,058,483            43,416
                                                             =============     =============     =============


         As of December 31, 2004 and 2003, the Company did not accrue a deferred tax liability relating to its "policyholders' surplus account." The amount of the policyholders' surplus account is approximately $3,736,000 in both 2004 and 2003. This is a special memorandum account into which certain amounts not previously taxed under prior tax laws were accumulated. No new additions will be made to this account. Federal income taxes would become payable on all or a portion of this amount at the current tax rate (a) when and if distributions to the stockholder, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; (b) if the Company ceases to be a life insurance company, as defined by the Internal Revenue Code, and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction; or
         (c) if the policyholders' surplus account exceeds certain premium or reserve levels. The Company does not anticipate any transactions that would cause any part of this amount to become taxable. However, should the balance at December 31, 2004 become taxable, the Federal income tax liability at current rates would be approximately $1,270,240.



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company has a loss carryback of approximately $15,215,000. The income available for offset, which will expire, is as follows:



Year ended December 31:
      2005                                        $          2,077,000
      2006                                                   4,501,000
      2007                                                   8,637,000


         The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:



2004                                                 $         2,325,000
2003                                                             814,000
2002                                                             354,000

(5)      PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

         Deferred and uncollected life insurance premiums and annuity considerations are as follows:



                                      DECEMBER 31, 2004                DECEMBER 31, 2003
                                 ------------------------------  -----------------------------
                                                    NET OF                           NET OF
                   TYPE             GROSS          LOADING           GROSS          LOADING
------------------------------   -------------   -------------   -------------   -------------
Ordinary new business            $     220,622          93,617         132,583          67,859
Ordinary renewal                       727,496         535,796         736,879         531,326
Credit life                                308             202              37              27
Group life                           1,706,109       1,294,816       1,295,082         972,382
                                 -------------   -------------   -------------   -------------
                     Totals      $   2,654,535       1,924,431       2,164,581       1,571,594
                                 =============   =============   =============   =============

(6)      RELATED PARTY TRANSACTIONS

         The Company pays a majority of expenses on a direct basis to third-party vendors. Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2004, 2003 and 2002 related to those services were $10,923,611, $10,543,155 and $10,848,537, respectively. In addition, commission and policy administration expenses paid by the Company in 2004, 2003 and 2002 related to policies serviced by related parties were $1,802,349, $2,464,465 and $3,587,861, respectively.

         The Company had net receivables from related parties of $383,323 and a net payable due to related parties of $19,158 at December 31, 2004 and 2003, respectively.

         Certain related parties to the Company are third-party administrators through which the Company writes premiums. For the years ended December 31, 2004, 2003 and 2002, related parties, acting as third-party administrators, have written premiums of $20,211,744, $18,264,924 and $18,405,093, respectively, for the Company.



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company has ceded $2,303,386, $2,416,314 and $2,532,647 of life insurance in force at December 31, 2004, 2003 and 2002, respectively, to an insurance company owned by the president of the Company. American Service Life Insurance Company (ASLIC) received $563,044, $549,608 and $66,031 of ceded premium from the Company for the years ended December 31, 2004, 2003 and 2002, respectively.

         During the year 2004, the Company loaned funds under promissory notes to an affiliate, Forrest T. Jones & Company, Inc., at various times and for varying amounts, never in excess of $.5 million. All notes were repaid with interest at the then-current prime rate.

         During the year 2002, the Company loaned funds under promissory notes to an affiliate, Forrest T. Jones & Company, Inc., at various times and for varying amounts, never in excess of $3 million. All notes were repaid with interest at the then-current prime rate. On December 31, 2002, the Company issued an adjustable rate mortgage loan to Forrest T. Jones & Company, Inc. in the amount of $3,600,000 at a current rate of 6.48%. The note is secured by a first lien as evidenced by a deed of trust on the building and property located at 3130 Broadway, Kansas City, MO.

         The Company had a liability of $29,569 at December 31, 2004 and $16,197 at December 31, 2003 to American Service Life Insurance Company for reinsurance transactions. The Company had a receivable of $412,892 for the year ended December 31, 2004 and a payable of $2,961 for year ended December 31, 2003 for balances due under an agency relationship with Forrest T. Jones & Company, Inc.

         Other invested assets at December 31, 2004 and 2003 of $4,153,108 and $4,456,217, respectively, consist primarily of an investment in a limited partnership, the general partner of which is the president of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts, and other commodity interests, including forward contracts in foreign currencies.

(7)      REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

         In the ordinary course of business, the Company assumes business from and cedes business to a number of unrelated insurers under a variety of contracts. The existence of ceded reinsurance constitutes a means by which the Company has underwritten a portion of its business. This underwriting activity subjects the Company to certain risks. To the extent that reinsurers who are underwriting the Company's business become unable to meet their contractual obligations, the Company retains the primary obligation to its direct policyholders because the existence of this reinsurance does not discharge the Company from its obligation to its policyholders.

         The Company generally strives to diversify its credit risks related to reinsurance ceded. The Company has policies and procedures to approve reinsurers prior to entering into an agreement and also to monitor financial stability on a continuous basis. As of December 31, 2004 and 2003, the Company had no overdue reinsurance balances.

         The maximum amount of insurance the Company retains on any one life is $150,000.

         The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages, as well as certain accident and health risks. The Company recorded a reinsurance recoverable of $1,880,159 and $5,135,090 as of December 31, 2004 and 2003, respectively, which are included in due from other companies on the statements of admitted assets, liabilities, and capital and surplus. The Company was also



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

         liable to reinsurers for the amounts of $1,803,192 and $1,947,075 as of December 31, 2004 and 2003, respectively. Such liabilities are recorded in due to other companies on the statements of admitted assets, liabilities, and capital and surplus.

         A summary of reinsurance for each of the years in the two-year period ended December 31, 2004 follows:

                                                                 ASSUMED         CEDED
                                               DIRECT          FROM OTHER       TO OTHER             NET
                 DESCRIPTION                   AMOUNT          COMPANIES       COMPANIES           AMOUNT
----------------------------------------   --------------   --------------   --------------    --------------
2004:
         Life insurance in force (000's)   $    2,730,523          803,995       (1,477,977)        2,056,541
         Premiums:
            Life, annuity, and
               supplemental contracts          40,852,324       20,354,613      (10,667,296)       50,539,641
            Accident and health               260,092,898            7,382     (157,164,653)      102,935,627
         Policy benefits:
            Life, annuity, and
               supplemental contracts          36,554,989        1,432,978       (2,411,946)       35,576,021
            Accident and health               158,604,111           34,089      (95,984,420)       62,653,780
2003:
         Life insurance in force (000's)   $    3,096,005          840,834       (1,618,337)        2,318,502
         Premiums:
            Life, annuity, and
               supplemental contracts          34,804,716        6,533,739      (12,333,366)       29,005,089
            Accident and health               242,839,020           10,495     (159,424,571)       83,424,944
         Policy benefits:
            Life, annuity, and
               supplemental contracts          29,158,594        2,136,414       (3,502,572)       27,792,436
            Accident and health               159,383,262         (365,804)    (105,073,586)       53,943,872
2002:
         Life insurance in force (000's)   $    3,315,195          797,248       (2,259,145)        1,853,298
         Premiums:
            Life, annuity, and
               supplemental contracts          38,710,725        2,315,476       (8,500,123)       32,526,078
            Accident and health               215,428,669            2,551     (135,720,067)       79,711,153
         Policy benefits:
            Life, annuity, and
               supplemental contracts          30,542,552        1,759,378       (3,092,924)       29,209,006
            Accident and health               147,419,936         (397,398)    (108,727,592)       38,294,946


         Future policy and claim reserves are stated after reduction of applicable reinsurance reserves, which aggregated approximately $16,227,418 in 2004 and $18,589,356 in 2003 on life business and
         $44,879,728 in 2004 and $40,221,447 in 2003 on accident and health business. Reinsurance contracts do not relieve the Company from its obligations to reinsurers. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Based on high ratings of its reinsurers, management believes that any liability arising from this contingency would not be material to the Company's statutory financial statements.



                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid losses by reinsurer, along with the A&M Best credit rating:



                                                                        RECOVERABLE            RECOVERABLE
                                                      CREDIT              ON PAID               ON UNPAID
                       REINSURER                     RATING               LOSSES                  LOSSES
------------------------------------------   --------------------   --------------------   --------------------
American Trust Insurance Company Ltd.                          NR   $                 --              3,581,875

Employers Life Insurance Corporation                           NR                     --              3,500,891

General Re Life Corporation                                    A+                     --              2,901,528

Transatlantic Reinsurance Company                              A+                     --              2,835,016

Everest Reinsurance Company                                    A+                     --              2,758,114

Standard Security Life Insurance Co. of NY                      A                     --              1,595,058

Hannover Life Reassurance Co. of America                        A                     --              1,375,344

Swiss Re Life & Health America                                 A+                     --              1,253,085

Arch Insurance Company                                         A-                     --                435,777

Centre Insurance Company                                       NR                     --                350,651



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

(8)      DIRECT WRITTEN PREMIUMS

         Individual managing general agents (MGA) and third-party administrators
         (TPA) in which direct premiums written exceed 5% of total surplus at December 31 are as follows:


                                                             2004
-----------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                               TOTAL DIRECT
                  MANAGING GENERAL                                              TYPES OF           TYPES OF          PREMIUMS
                   AGENT OR THIRD-             FEIN          EXCLUSIVE          BUSINESS          AUTHORITY          WRITTEN/
                 PARTY ADMINISTRATOR          NUMBER          CONTRACT           WRITTEN           GRANTED         PRODUCED BY
----------------------------------------   --------------  ---------------  ------------------  --------------  -------------------
American Trust Administrators, Inc.         48-1066164           NO         Group Life          UPCCAB          $          375,652
7101 College Blvd #1200                                                     Group A&H           UPCCAB                  16,572,651
Overland Park, KS 66210                                                     (Excess loss)
                                                                            Individual A&H      PCCAB                      402,800
-----------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                    06-1587616            NO        Group A&H           UPCCAB                   7,028,621
281 Farmington Avenue                                                       (Excess loss)
Farmington, CT  06032
-----------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.    86-0349350           NO         Group A&H           UPCCAB                  14,521,580
10324 South Dolfield Road
Owings Mills, MD 21117
-----------------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.                86-0898452           NO         Group A&H           UPCCAB                  12,579,066
8326 E. Hartford Drive, Suite 100                                           (Excess loss)
Scottsdale, AZ  85255-5466
-----------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                     26-0067491           NO         Group Life          UPB                         27,526
961 E. Main Street                                                          Group A&H           UPCCAB                  15,610,740
Spartanburg, SC 29302                                                       (Excess loss)
-----------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                       58-1897502           NO         Group A&H           UPCCCAB                  4,293,454
1566 Thompson Bridge Road                                                   (Excess loss)
Gainsville, GA  30501
-----------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.            75-2195089           NO         Group Life          UPB                          1,408
6509 Windcrest Drive Suite 200                                              Group A&H           UPCCAB                  11,961,291
Plano, TX 75024
-----------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.     31-1258935           NO         Group A&H           UPB                      6,390,918
3070 Riverside Drive                                                        Individual A&H      UPB                        235,954
Columbus, OH 43221
-----------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.               86-0344191           NO         GroupLife           UPCCAB                     793,535
2101 West Peoria Ave.                                                       Group A&H           UPCCAB                  27,092,796
Suite 100
Phoenix, AZ 85029-4928
-----------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.        33-0177357           NO         Group Life          P                        4,946,847
17722 Irvine Blvd.                                                          Group A&H           UPB                          2,385
Tustin, CA 92780                                                            Individual Life     P                        1,859,803
                                                                            Group Annuity       P                        2,848,109
                                                                            Individual Annuity  P                        1,020,089
-----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.            43-1451185           NO         Group Life          UPB                      1,307,529
3130 Broadway                                                               Group A&H           UPB                        602,935
Kansas City, MO 64111                                                       Individual Life     UPB                        231,996
                                                                            Individual A&H      UPB                          9,188
                                                                            Individual Annuity  P                          570,128
                                                                            Group Annuity       P                            2,592
-----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company         43-1292250           NO         Group Life          UPB                      2,645,299
3130 Broadway                                                               Group Annuity       P                        5,478,838
Kansas City, MO 64111                                                       Group A&H           UPB                      8,402,265
                                                                            Individual Life     UPB                         50,930
                                                                            Individual Annuity  P                          910,044
-----------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                   148,776,969
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                           16,560,039
                                                                                                                -------------------
               Total                                                                                            $      165,337,008
                                                                                                                ===================



C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                       22                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                                                           2003
------------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                                TOTAL DIRECT
                   MANAGING GENERAL                                                TYPES OF           TYPES OF        PREMIUMS
                   AGENT OR THIRD-                FEIN          EXCLUSIVE          BUSINESS          AUTHORITY        WRITTEN/
                 PARTY ADMINISTRATOR             NUMBER         CONTRACT            WRITTEN           GRANTED       PRODUCED BY
-------------------------------------------  ---------------  --------------   ------------------  ------------  -------------------
Assist Insurance Services, Inc.                88-0426796          NO          Group A&H           UPCCAB        $        5,469,301
1575 Delucchi Lane                                                             (Excess loss)
Reno, NV  89502
------------------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                          43-1625757          NO          Group A&H           UPCCAB                 2,963,752
911 Broadway
Kansas City, MO 64105
------------------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.            48-1066164          NO          Group Life          UPB                      442,319
7101 College Blvd #1200                                                        Group A&H           UPCCAB                16,511,963
Overland Park, KS 66210                                                        (Excess loss)
                                                                               Individual A&H      PCCAB                  1,134,771
------------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                       06-1587616          NO          Group A&H           UPCCAB                 2,726,718
281 Farmington Avenue                                                          (Excess loss)
Farmington, CT  06032
------------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.       86-0349350          NO          Group A&H           UPCCAB                11,772,092
10324 South Dolfield Road
Owings Mills, MD 21117
------------------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.                   86-0898452          NO          Group A&H           UPCCAB                 8,379,530
8326 E. Hartford Drive, Suite 100                                              (Excess loss)
Scottsdale, AZ  85255-5466
------------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                        26-0067491          NO          Group Life          UPB                       32,752
961 E. Main Street                                                             Group A&H           UPCCAB                12,719,966
Spartanburg, SC 29302                                                          (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                          58-1897502          NO          Group A&H           UPCCCAB                4,322,986
1566 Thompson Bridge Road                                                      (Excess loss)
Gainsville, GA  30501
------------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.               75-2195089          NO          Group Life          UPB                        1,431
6509 Windcrest Drive Suite 200                                                 Group A&H           UPCCAB                10,745,963
Plano, TX 75024
------------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                  22-3669968          NO          Group A&H           UPCCAB                12,859,484
d/b/a Marlton Risk Group                                                       (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
------------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.        31-1258935          NO          Group A&H           UPB                    7,445,381
3070 Riverside Drive                                                           Individual A&H      UPB                      240,839
Columbus, OH 43221
------------------------------------------------------------------------------------------------------------------------------------
Corporate Benefits Service, Inc.               56-1167792          NO          Group A&H           PCCA                   2,079,000
145 Scaleybark Road
Charlotte, NC  28209
------------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                  86-0344191          NO          GroupLife           UPCCAB                   802,307
2101 West Peoria Ave.                                                          Group A&H           UPCCAB                30,241,721
Suite 100
Phoenix, AZ 85029-4928
------------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.           33-0177357          NO          Group Life          P                      5,435,295
17722 Irvine Blvd.                                                             Group A&H           UPB                        8,968
Tustin, CA 92780                                                               Individual Life     P                      1,940,309
                                                                               Group Annuity       P                      2,804,569
                                                                               Individual Annuity  P                        894,102
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.               43-1451185          NO          Group Life          UPB                    1,397,163
3130 Broadway                                                                  Group A&H           UPB                      744,349
Kansas City, MO 64111                                                          Individual Life     UPB                      257,266
                                                                               Individual A&H      UPB                       16,579
                                                                               Individual Annuity  P                        684,517
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company            43-1292250          NO          Group Life          UPB                      808,409
3130 Broadway                                                                  Group Annuity       P                      5,853,925
Kansas City, MO 64111                                                          Group A&H           UPB                    7,624,301
                                                                               Individual Life     UPB                       28,143
                                                                               Individual Annuity  P                        850,272
------------------------------------------------------------------------------------------------------------------------------------
Grouplink, Inc.                                35-1640589          NO          Group A&H           PCCAB                  3,733,528
6612 E. 75th Street Suite 200
Indianapolis, IN  46250
------------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                                 23-3081650          NO          Group A&H           UPB                    5,071,198
1595 Paoli Pike, Suite 103
Westchester, PA  19380
------------------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                        95-2706278          NO          Group Life          P                        153,628
2808 E. Katella Avenue                                                         Group A&H           UPB                      988,965
Suite 101                                                                      Individual Life     P                        419,434
Orange, CA 92867-5299                                                          Individual A&H      UPB                      678,710
------------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                    171,285,906
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                            10,560,202
                                                                                                                 -------------------
               Total                                                                                             $       181,846,108
                                                                                                                 ===================

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting
                                       23

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                                                         2002
----------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                              TOTAL DIRECT
                  MANAGING GENERAL                                               TYPES OF           TYPES OF        PREMIUMS
                   AGENT OR THIRD-              FEIN          EXCLUSIVE          BUSINESS          AUTHORITY        WRITTEN/
                 PARTY ADMINISTRATOR           NUMBER          CONTRACT           WRITTEN           GRANTED       PRODUCED BY
-----------------------------------------   --------------  ---------------  ------------------  ------------  -------------------
A.G.I.A. Inc.                                95-2409500           NO         Group Life          UPB           $          644,166
1155 Eugenia Place                                                           Group A&H           UPCCAB                 2,831,653
Carpinteria, CA 93013-2062
----------------------------------------------------------------------------------------------------------------------------------
Alliance Benefit Management                  31-1413132           NO         Group Life          P                         49,047
225 Green Meadows Dr. South                                                  Group A&H           PCCA                  10,955,839
Westerville, OH 43081                                                        (Excess loss)
----------------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                        43-1625757           NO         Group A&H           UPCCAB                 4,032,332
911 Broadway
Kansas City, MO 64105
----------------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.          48-1066164           NO         Group Life          UPB                      613,634
7101 College Blvd #1200                                                      Group A&H           UPCCAB                19,453,173
Overland Park, KS 66210                                                      (Excess loss)
                                                                             Individual A&H      PCCAB                  1,091,458
----------------------------------------------------------------------------------------------------------------------------------
Avesis, Inc.                                 86-0349350           NO         Group A&H           UPCCAB                 6,666,584
10324 South Dolfield Road
Owings Mills, MD 21117
----------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                      57-1114583           NO         Group Life          UPB                       13,023
333 S. Pine Street                                                           Group A&H           UPCCAB                 5,245,032
Spartanburg, SC 29302                                                        (Excess loss)
----------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.             75-2195089           NO         Group A&H           UPCCAB                 7,550,995
6509 Windcrest Drive Suite 200
Plano, TX 75024
----------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.      31-1258935           NO         Group Life          UPB
3070 Riverside Drive                                                         Group A&H           UPB                    6,776,535
Columbus, OH 43221                                                           Individual A&H      UPB                      224,800
----------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                86-0344191           NO         GroupLife           UPCCAB                 1,054,548
2101 West Peoria Ave.                                                        Group A&H           UPCCAB                45,262,394
Suite 100
Phoenix, AZ 85029-4928
----------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.         33-0177357           NO         Group Life          P                      7,041,237
17712 Irvine Blvd.                                                           Group A&H           UPB                          718
Tustin, CA 92780                                                             Individual Life     P                      2,330,361
                                                                             Group Annuity       P                      2,308,865
                                                                             Individual Annuity  P                      1,247,768
----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.             43-1451185           NO         Group Life          UPB                    1,468,536
3130 Broadway                                                                Group A&H           UPB                      867,547
Kansas City, MO 64111                                                        Individual Life     UPB                      288,658
                                                                             Individual A&H      UPB                       25,904
                                                                             Individual Annuity  P                        758,729
----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company          43-1292250           NO         Group Life          UPB                      774,834
3130 Broadway                                                                Group Annuity       P                      6,009,584
Kansas City, MO 64111                                                        Group A&H           UPB                    7,927,271
                                                                             Individual Life     UPB                       30,273
                                                                             Individual Annuity  P                        253,757
----------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                               23-3081650           NO         Group A&H           UPB                    6,464,449
961 Potts touch Pike
Chester Springs, PA  19424
----------------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                      95-2706278           NO         Group Life          P                        155,208
2808 E. Katella Avenue                                                       Group A&H           UPB                      888,989
Suite 101                                                                    Individual Life     P                        426,385
Orange, CA 92867-5299                                                        Individual A&H      UPB                      654,362
----------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                22-3669968           NO         Group A&H           UPCCAB                14,421,557
d/b/a Marlton Risk Group                                                     (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
----------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                   166,810,205
Premiums from individual TPAs and MGAs which are less than 5% of total surplus                                          10,850,450
                                                                                                                -------------------
               Total                                                                                            $      177,660,655
                                                                                                                ===================

                                                                     (Continued)

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(9) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

         Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31 are as follows:



                                                                                        DECEMBER 31, 2004
                                                                             ---------------------------------------
                                                                                    AMOUNT             % OF TOTAL
                                                                             ---------------------     -------------
Subject to discretionary withdrawal:
         (1)   With market value adjustment                                  $                  --                --
         (2)   At book value, less current surrender charge
                  of 5% or more                                                         63,367,255             21.51%
         (3)   At fair value                                                            18,226,442              6.19%
                                                                             ---------------------     -------------
         (4)   Total with adjustment or at market value                                 81,593,697             27.69%
         (5)   At book value without adjustment
                  (minimal or no charge)                                               187,658,161             63.69%
Not subject to discretionary withdrawal                                                 25,410,218              8.62%
                                                                             ---------------------     -------------
                     Total (gross)                                                     294,662,076            100.00%
                                                                                                       =============
Reinsurance ceded                                                                        1,531,543
                                                                             ---------------------
                     Total (net)                                             $         293,130,533
                                                                             =====================



                                                                                          DECEMBER 31, 2003
                                                                             --------------------------------------
                                                                                    AMOUNT              % OF TOTAL
                                                                             ---------------------    -------------
Subject to discretionary withdrawal:
         (1)   With market value adjustment                                  $                  --               --
         (2)   At book value, less current surrender charge
                  of 5% or more                                                         66,091,391            23.72%
         (3)   At fair value                                                             3,956,739             1.42%
                                                                             ---------------------    -------------
         (4)   Total with adjustment or at market value                                 70,048,130            25.14%
         (5)   At book value without adjustment
                  (minimal or no charge)                                               183,811,790            65.96%
Not subject to discretionary withdrawal                                                 24,822,123             8.91%
                                                                             ---------------------    -------------
                     Total (gross)                                                     278,682,043           100.00%
                                                                                                      =============
Reinsurance ceded                                                                        4,000,000
                                                                             ---------------------
                     Total (net)                                             $         274,682,043
                                                                             =====================

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(10)     AGGREGATE RESERVES AND CLAIMS RESERVES FOR ACCIDENT AND HEALTH POLICIES

         The claims portion of aggregate reserves and claims reserves for accident and health policies are based on estimates, which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2004 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustment to reserves is reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.



                                                               2004                 2003                 2002
                                                         -----------------    ------------------  -------------------
Balance at January 1, net of reinsurance
         recoverables of $37,878,240, $29,653,720
         and $39,092,795 in 2004,
         2003 and 2002, respectively                     $      18,307,052           17,996,837           27,313,159
                                                         -----------------    -----------------   ------------------
Incurred related to:
         Current year                                           64,231,450           54,304,669           33,852,278
         Prior years                                            (1,318,560)          (1,231,295)          (1,217,191)
                                                         -----------------    -----------------   ------------------
                     Total incurred                             62,912,890           53,073,374           32,635,087
                                                         -----------------    -----------------   ------------------
Paid related to:
         Current year                                           55,275,268           47,058,650           26,414,655
         Prior years                                             7,750,841            5,704,509           15,536,754
                                                         -----------------    -----------------   ------------------
                     Total paid                                 63,026,109           52,763,159           41,951,409
                                                         -----------------    -----------------   ------------------
Balance at December 31, net of reinsurance
         recoverables of $35,089,114, $37,878,240
         and $29,653,720 in 2004, 2003 and
         2002, respectively                              $      18,193,833           18,307,052           17,996,837
                                                         =================    =================   ==================


         As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $1,318,560, $1,231,295 and $1,217,191 during 2004, 2003 and 2002, respectively. The change in amounts is the result of normal reserve developments inherent in the uncertainty of establishing the liability for accident and health claim reserves.




                                       26                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(11)     SEPARATE ACCOUNTS

         The separate accounts held by the Company relate to individual variable annuities of nonguaranteed value. The net investment experience of the separate accounts is credited directly to the policyholder and can be a positive or negative. These variable annuities provide an incidental death benefit of the greater of the account value or the premium less surrenders. The assets and the liability of these accounts are carried at market. This business is represented in the table below.



                                                                                                    NONGUARANTEED
                                                                                                       ACCOUNTS
                                                                                                  ------------------
Premiums, considerations, or deposits for the year ended December 31, 2004                        $       18,345,591
                                                                                                  ==================

Reserves at December 31, 2004 for accounts with assets at:
         Market value (MV)                                                                                18,491,638
         Amortized cost                                                                                           --
                                                                                                  ------------------
                                                                                                  $       18,491,638
                                                                                                  ==================
By withdrawal characteristics:
         Subject to discretionary withdrawal                                                      $               --
         With MV adjustment                                                                                       --
         At book value without MV adjustment and with current surrender charge
            of 5% or more                                                                                         --
         At market value                                                                                  18,491,638
         At book value without MV                                                                                 --
                                                                                                  ------------------
                     Subtotal                                                                             18,491,638
Not subject to discretionary withdrawal                                                                           --
                                                                                                  ==================


         Transfers, as reported in the summary of operations of the separate accounts statement, are:



                                                               2004                 2003                 2002
                                                         -----------------    -----------------   ------------------
Transfers to separate accounts for
         premiums                                        $      18,346,591              388,099              539,365
Transfers from separate accounts, other                         (5,127,300)            (413,898)            (396,926)
                                                         -----------------    -----------------   ------------------
                     Net transfers to (from)
                        separate accounts                $      13,219,291              (25,799)             142,439
                                                         =================    =================   ==================
Transfers as reported in the statutory
         statements of operations of
         the Company                                     $      13,219,291              (25,799)             142,439



                                       27                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

(12)     COMMITMENTS AND CONTINGENCIES

         As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time. Accordingly, the Company is unable to determine the impact, if any, such assessments may have on the Company's financial position or results of operations.

         The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits, are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company is also involved in several disputes with its reinsurance companies and third-party administrators. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to vigorously defend against these lawsuits and disputes and is of the opinion that, even if the Company is held liable, any monetary damages assessed would probably not exceed the current reserves for these claims and, if so, the amount would not have a material impact on the Company's statutory financial statements.

(13)     REGULATORY MATTERS

         DIVIDEND RESTRICTIONS--Regulatory restrictions on statutory surplus limit the amount of dividends available for distribution without prior approval of regulatory authorities. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the Company's state of incorporation, Missouri, to $6,307,738, an amount that is based on restrictions relating to statutory surplus.

         RISK-BASED CAPITAL--The NAIC has developed risk-based capital (RBC) standards that relate a life insurer's reported statutory capital and surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to protect the Company from various risks that it faces, such as asset risk, underwriting risk, and credit risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. The Company continues to monitor its internal capital requirements and the NAIC's RBC requirements. At December 31, 2004, the Company's total adjusted capital was in excess of the minimum capital requirements for all RBC action levels. Management believes that the Company's capital levels are sufficient to support the level of risk inherent in its operations.



                                       28                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(14)     RECONCILIATION TO ANNUAL STATEMENT

         There are no reconciling items between the Company's annual statement and the audited statutory financial statements for the year ended December 31, 2004.

         The following schedule reconciles the Company's annual statement to the audited statutory financial statements for the year ended December 31, 2003:


                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY             PER THE
                                                                                 FINANCIAL              ANNUAL
                                                                                 STATEMENTS           STATEMENT
                                                                             ------------------   ------------------
Net realized capital gains (losses), less capital gains tax (1)              $       (1,083,105)          (1,569,902)
Statutory net income                                                         $        3,001,481            2,514,683
Change in asset valuation reserve                                            $          440,981              308,572


         (1) The asset valuation reserve was adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset, which was taken in the financial statements in the prior year and the annual statement in the current year.

         The following schedule reconciles the Company annual statement to the audited statutory financial statements for the year ended December 31, 2002:



                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY             PER THE
                                                                                 FINANCIAL              ANNUAL
                                                                                 STATEMENTS           STATEMENT
                                                                             ------------------   ------------------
Net realized capital gains (losses), less capital gains tax (2)              $         (373,700)          (2,866,892)
                                                                             ------------------   ------------------
Statutory net income                                                         $        2,583,460               90,264
                                                                             ------------------   ------------------
Asset valuation reserve                                                      $        2,129,314            1,996,905
                                                                             ------------------   ------------------
Capital and surplus                                                          $       45,367,076           45,499,486
                                                                             ------------------   ------------------


         (2) Other-than-temporary decline in the fair value of investments is recorded in the statements of operations rather than through the statements of changes in capital and surplus. The asset valuation reserve and the related net deferred tax assets were adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset.



                                       29                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(15)     FAIR VALUE OF FINANCIAL INSTRUMENTS

         The fair values of investment securities, including short-term investments and cash, are estimated based on prices received from the Securities Valuation Office of the NAIC or third-party securities dealers. Cash and short-term investment fair values approximate their carrying values. The following chart provides the amortized cost and estimated fair value of investment securities at December 31, 2004 and 2003:



                                                             2004                                     2003
                                            ---------------------------------------- ---------------------------------------
                                                 STATEMENT           ESTIMATED            STATEMENT          ESTIMATED
               DESCRIPTION                         VALUE            FAIR VALUE              VALUE            FAIR VALUE
            ------------------              -------------------      ---------------   -----------------      --------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies       $       110,274,987         111,530,382           52,995,014         53,663,532
         Corporate securities                        70,796,713          75,713,427          103,412,614        110,518,438
         Mortgage-backed securities                 189,015,311         189,015,311          202,293,288        202,293,288
                                            -------------------      ---------------   -----------------      --------------
                        Total               $       370,087,011         376,259,120          358,700,916        366,475,258
                                            ===================      ===============   =================      ==============
Preferred stock:
         Industrial and miscellaneous       $                --                  --              250,000             31,500
Common stock:
         Banks, trusts, and insurance
            companies                       $           191,966             191,966              134,676            161,066
         Industrial and miscellaneous                   342,181             342,181            1,220,775            889,181
                                            -------------------      ---------------   -----------------      --------------
                        Total               $           534,147             534,147            1,355,451          1,050,247
                                            ===================      ===============   =================      ==============
         Other invested assets              $         4,153,108           4,153,108            4,456,217          4,456,217
         Mortgage loans                               7,250,651           7,250,651            7,940,445          7,940,445





                                       30                            (Continued)


                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A. FINANCIAL STATEMENTS


The financial statements of Fidelity Security Life Insurance Company ("Fidelity") and LPLA Separate Account One are included in Part B hereof.


B. EXHIBITS

     1.(i) Resolution of Board of Directors of London Pacific Life & Annuity Company (London Pacific) authorizing the establishment of the Separate Account.*

      (ii) Resolution of Fidelity Security Life Insurance Company (Fidelity) authorizing Fidelity to enter into a Reinsurance Agreement with London Pacific.**

     (iii) Order for Approval of Coinsurance, Modified Coinsurance and Assumption Reinsurance Agreement.**

     2.         Not Applicable.

     3.         Form of Principal Underwriter's Agreement.***

     4.         Individual Fixed and Variable Deferred Annuity Contract.*
                (i) Enhanced Death Benefit Endorsement.*

     5.         Application Form.*

     6.         (i) Copy of Articles of Incorporation of the Company.+
               (ii) Copy of the Bylaws of the Company.+

     7.         Not Applicable.

     8. (i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.***

          (ii) Form of Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.***

          (iii) Form of Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp.***

          (iv) Form of Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.***

          (v) Form of Coinsurance, Modified Coinsurance and Assumption Reinsurance Agreement By and Between London Pacific Life & Annuity Company in Receivership and Fidelity Security Life Insurance Company.***

     9. Opinion and Consent of Counsel.

     10. Consent of Independent Registered Public Accounting Firm

     11. Not Applicable.

     12. Not Applicable.

     13. Not Applicable.

     14. Not Applicable.

     15. Company Organizational Chart.++


* Incorporated herein by reference to Registrant's Form N-4 (File No. 333-1779) as electronically filed on March 18, 1996.

+ Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

++ Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

** Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-116594 and 811-8890) electronically filed on June 17, 2004.

*** Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-116594 and 811-8890) electronically filed on August 13, 2004.


ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Executive Officers and Directors of the Company:


Name and Principal         Position and Offices
Business Address           with Depositor
-------------------------  ---------------------------------------
Richard Forrest Jones         Chief Executive Officer, Chief Financial
                              Officer, President, Treasurer and Director

Michael Eugene Hall           Senior Vice President, Director

Mark Linsley Burley           Vice President of Administration

William Robert Hobbs II       Vice President, Controller and Assistant Secretary

David James Smith III         Senior Vice President, Secretary and Director

Dorothy Marie Jones           Director

Albert Harry Wohlers          Director
1440 N. Northwest Hwy.
Park Ridge, IL

George John Bereska           Director

Richard L. Andrews            Director
118 Hill Hall
Columbia, MO

Larry G. Vogt                 Director
3822 Summit
Kansas City, MO 64111

David G. Ruf, Jr.             Director

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406, except as noted above.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

Not Applicable.

ITEM  28.    INDEMNIFICATION

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL  UNDERWRITERS


     (a) Not Applicable.

     (b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Richard F. Jones    President, Treasurer
      Michael E. Hall     Vice President
      Stephen A. Elliott  Chief Compliance Officer and Secretary


(c)


        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

National Pension & Group
Consultants, Inc.                 $-0-                       $-0-               $-0-               $-0-


There were no sales of the Contracts in 2004.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Daniel Surber, whose address is 3130 Broadway, Kansas City, MO 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.  MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Kansas City, and State of Missouri on this 13th day of September, 2005.



                              LPLA  SEPARATE  ACCOUNT  ONE
                              ----------------------------------------------
                              Registrant

                          By: Fidelity Security Life Insurance Company
                              ----------------------------------------------


                          By: /s/DAVID J. SMITH
                              ----------------------------------------------




                          By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                              ----------------------------------------------
                              Depositor


                          By: /s/DAVID J. SMITH
                              ----------------------------------------------





Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                      Date
  ---------                     -----                      ----

                              Chief Executive Officer,
  /s/Richard F. Jones*        Chief Financial Officer,     9/13/05
  ------------------------    President, Treasurer         --------
  Richard F. Jones            and Director (Principal
                              Executive Officer and
                              Principal Financial
                              Officer)


  /s/DAVID J. SMITH
  ------------------------    Director                     9/13/05
  David J. Smith                                           --------




  /s/William R. Hobbs II*    Vice President, Controller     9/13/05
  - -----------------------  and Assistant Secretary       --------
  William R. Hobbs II


  /s/Michael E. Hall*        Director                       9/13/05
  ------------------------                                 --------
  Michael E. Hall



  /s/Dorothy M. Jones*       Director                       9/13/05
  ------------------------                                 --------
  Dorothy M. Jones



  /s/Albert H. Wohlers*      Director                       9/13/05
  ------------------------                                 --------
  Albert H. Wohlers


  /s/Larry G. Vogt*          Director                       9/13/05
  ------------------------                                 --------
  Larry G. Vogt


  /s/George J. Bereska*      Director                       9/13/05
  ------------------------                                 --------
  George J. Bereska


  /s/Richard L. Andrews*     Director                       9/13/05
  ------------------------                                 --------
  Richard L. Andrews


  /s/David G. Ruf, Jr.*      Director                       9/13/05
  ------------------------                                 --------
  David G. Ruf, Jr.


  *By: /s/DAVID J. SMITH
       ---------------------------------------
       David J. Smith, Attorney-in-Fact



                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM N-4

                            LPLA SEPARATE ACCOUNT ONE

                                       OF

                    FIDELITY SECURITY LIFE INSURANCE COMPANY


                                INDEX TO EXHIBITS


Exhibit                                                                              Page

EX-99.B.9         Opinion and Consent of Counsel

EX-99.B.10        Consent of Independent Registered Public Accounting Firm
